BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
September 30, 2021
Security
Shares
Shares Value
Common Stocks — 99.4%
Aerospace & Defense — 0.7%
AAR Corp.
(a)
...................... 4,185 $ 135,720
Aerojet Rocketdyne Holdings, Inc. ....... 8,802 383,327
AeroVironment , Inc.
(a)
................ 2,653 229,007
Astronics Corp.
(a)
................... 3,006 42,264
Byrna Technologies, Inc.
(a)
............. 2,170 47,436
Ducommun, Inc.
(a)
.................. 1,198 60,319
Kaman Corp. ..................... 3,296 117,568
Kratos Defense & Security Solutions, Inc.
(a)
. 14,634 326,485
Maxar Technologies, Inc.
(b)
............ 8,556 242,306
Moog, Inc., Class A ................. 3,453 263,222
National Presto Industries, Inc. .......... 667 54,747
PAE, Inc.
(a)
....................... 8,363 50,011
Park Aerospace Corp. ................ 2,399 32,818
Parsons Corp.
(a)
.................... 3,140 106,007
Triumph Group, Inc.
(a)
................ 7,498 139,688
Vectrus , Inc.
(a)
..................... 1,336 67,174
2,298,099
Air Freight & Logistics — 0.3%
Air Transport Services Group, Inc.
(a)
...... 7,110 183,509
Atlas Air Worldwide Holdings, Inc.
(a)(b)
..... 3,434 280,489
Echo Global Logistics, Inc.
(a)
........... 3,192 152,290
Forward Air Corp. .................. 3,243 269,234
Hub Group, Inc., Class A
(a)
............. 3,890 267,438
Radiant Logistics, Inc.
(a)
.............. 5,513 35,228
1,188,188
Airlines — 0.4%
(a)
Allegiant Travel Co. ................. 1,808 353,428
Frontier Group Holdings, Inc.
(b)
.......... 4,153 65,576
Hawaiian Holdings, Inc.
(b)
............. 5,834 126,364
Mesa Air Group, Inc. ................. 4,257 32,609
SkyWest, Inc. ..................... 5,862 289,231
Spirit Airlines, Inc. .................. 11,730 304,276
Sun Country Airlines Holdings, Inc., (Acquired
06/25/21, cost $ 79,814)
(c)
........... 2,068 69,361
1,240,845
Auto Components — 1.3%
Adient plc
(a)
....................... 11,149 462,126
American Axle & Manufacturing Holdings, Inc.
(a)
13,276 116,962
Cooper-Standard Holdings, Inc.
(a)
........ 2,016 44,171
Dana, Inc. ........................ 16,868 375,144
Dorman Products, Inc.
(a)
.............. 3,144 297,642
Fox Factory Holding Corp.
(a)
............ 4,972 718,653
Gentherm , Inc.
(a)
................... 3,914 316,760
Goodyear Tire & Rubber Co. (The)
(a)
...... 32,328 572,206
LCI Industries ..................... 2,954 397,697
Modine Manufacturing Co.
(a)
........... 6,092 69,022
Motorcar Parts of America, Inc.
(a)
........ 1,969 38,396
Patrick Industries, Inc. ............... 2,629 218,996
Standard Motor Products, Inc. .......... 2,423 105,909
Stoneridge, Inc.
(a)
................... 3,097 63,148
Tenneco, Inc., Class A
(a)
.............. 8,431 120,310
Visteon Corp.
(a)
.................... 3,312 312,620
XL Fleet Corp., Class A
(a)
.............. 4,574 28,176
XPEL, Inc.
(a)(d)
..................... 2,154 163,402
4,421,340
Automobiles — 0.2%
Arcimoto , Inc.
(a)
.................... 3,266 37,330
Canoo , Inc., Class A
(a)(b)
.............. 12,520 96,279
Fisker , Inc., Class A
(a)
................ 18,934 277,383
Lordstown Motors Corp., Class A
(a)(b)
...... 11,313 90,278
Winnebago Industries, Inc. ............ 3,707 268,572
Security
Shares
Shares Value
Automobiles (continued)
Workhorse Group, Inc.
(a)(b)
............. 14,743 $ 112,784
882,626
Banks — 8.0%
1st Source Corp. ................... 1,907 90,087
Allegiance Bancshares, Inc. ............ 2,392 91,255
Altabancorp ...................... 2,152 95,032
Amalgamated Financial Corp. .......... 1,859 29,409
Amerant Bancorp, Inc.
(a)
.............. 2,498 61,801
American National Bankshares , Inc. ...... 1,120 37,005
Ameris Bancorp
(b)
................... 7,933 411,564
Arrow Financial Corp. ................ 1,770 60,817
Associated Banc-Corp. ............... 17,554 376,007
Atlantic Capital Bancshares, Inc.
(a)
....... 2,254 59,708
Atlantic Union Bankshares Corp. ........ 9,029 332,719
Banc of California, Inc.
(b)
.............. 5,374 99,365
BancFirst Corp. .................... 2,049 123,186
Bancorp, Inc. (The)
(a)(b)
............... 6,370 162,117
BancorpSouth Bank
(b)
................ 11,914 354,799
Bank First Corp. ................... 821 58,184
Bank of Marin Bancorp ............... 1,812 68,403
Bank of NT Butterfield & Son Ltd. (The) .... 5,973 212,101
BankUnited , Inc. ................... 11,113 464,746
Banner Corp. ..................... 4,086 225,588
Bar Harbor Bankshares .............. 1,970 55,258
Berkshire Hills Bancorp, Inc. ........... 5,272 142,239
Blue Ridge Bankshares , Inc. ........... 2,069 36,394
Brookline Bancorp, Inc. ............... 9,436 143,993
Bryn Mawr Bank Corp. ............... 2,411 110,785
Business First Bancshares, Inc. ......... 2,380 55,668
Byline Bancorp, Inc. ................. 2,818 69,210
Cadence BanCorp .................. 14,240 312,710
Cambridge Bancorp ................. 824 72,512
Camden National Corp. .............. 1,734 83,059
Capital Bancorp, Inc. ................ 1,075 25,865
Capital City Bank Group, Inc. ........... 1,826 45,175
Capstar Financial Holdings, Inc. ......... 2,443 51,889
Carter Bankshares , Inc.
(a)
............. 3,048 43,343
Cathay General Bancorp
(b)
............. 8,831 365,515
CBTX, Inc.
(b)
...................... 2,094 55,240
Central Pacific Financial Corp. .......... 3,251 83,486
Century Bancorp, Inc., Class A .......... 369 42,524
CIT Group, Inc. .................... 11,685 607,036
Citizens & Northern Corp. ............. 1,779 44,938
City Holding Co. ................... 1,847 143,900
Civista Bancshares, Inc. .............. 1,574 36,564
CNB Financial Corp. ................. 2,069 50,359
Coastal Financial Corp.
(a)
............. 1,114 35,492
Columbia Banking System, Inc. ......... 8,586 326,182
Community Bank System, Inc. .......... 6,232 426,393
Community Trust Bancorp, Inc. ......... 1,813 76,327
ConnectOne Bancorp, Inc. ............ 4,390 131,744
CrossFirst Bankshares , Inc.
(a)
........... 5,614 72,982
Customers Bancorp, Inc.
(a)
............. 3,518 151,344
CVB Financial Corp. ................. 15,419 314,085
Dime Community Bancshares, Inc. ....... 4,230 138,152
Eagle Bancorp, Inc. ................. 3,699 212,693
Eastern Bankshares , Inc.
(b)
............ 20,217 410,405
Enterprise Bancorp, Inc. .............. 1,148 41,271
Enterprise Financial Services Corp. ...... 4,235 191,761
Equity Bancshares, Inc., Class A ........ 1,574 52,540
Farmers National Banc Corp. ........... 3,365 52,864
FB Financial Corp.
(b)
................. 3,921 168,132
Fidelity D&D Bancorp, Inc.
(b)
........... 528 26,627
Financial Institutions, Inc. ............. 1,836 56,273
First Bancorp
(b)
.................... 3,236 139,180

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
Banks (continued)
First BanCorp
(e)
.................... 23,992 $ 315,495
First Bancorp, Inc. (The) .............. 1,388 40,446
First Bancshares, Inc. (The) ............ 2,417 93,731
First Bank ........................ 2,179 30,702
First Busey Corp. ................... 5,971 147,066
First Commonwealth Financial Corp. ...... 9,378 127,822
First Community Bankshares , Inc. ....... 1,976 62,679
First Financial Bancorp ............... 11,009 257,721
First Financial Bankshares , Inc. ......... 15,286 702,392
First Financial Corp. ................. 1,440 60,552
First Foundation, Inc. ................ 4,749 124,899
First Internet Bancorp ................ 1,288 40,160
First Interstate BancSystem , Inc., Class A
(b)
. 4,717 189,906
First Merchants Corp. ................ 6,321 264,471
First Mid Bancshares, Inc. ............. 1,936 79,492
First Midwest Bancorp, Inc. ............ 13,589 258,327
First of Long Island Corp. (The) ......... 2,616 53,890
Five Star Bancorp .................. 631 15,106
Flushing Financial Corp. .............. 3,679 83,145
Fulton Financial Corp. ................ 18,965 289,785
German American Bancorp, Inc. ......... 3,058 118,131
Glacier Bancorp, Inc. ................ 11,281 624,403
Great Southern Bancorp, Inc. ........... 1,246 68,293
Great Western Bancorp, Inc. ........... 6,291 205,967
Guaranty Bancshares, Inc. ............ 1,095 39,256
Hancock Whitney Corp. .............. 10,322 486,373
Hanmi Financial Corp. ............... 3,597 72,156
HarborOne Bancorp, Inc. ............. 5,835 81,923
HBT Financial, Inc. .................. 1,397 21,723
Heartland Financial USA, Inc. .......... 4,809 231,217
Heritage Commerce Corp. ............. 6,602 76,781
Heritage Financial Corp. .............. 4,419 112,685
Hilltop Holdings, Inc. ................. 7,374 240,909
Home BancShares , Inc. .............. 18,195 428,128
HomeTrust Bancshares, Inc. ........... 1,769 49,497
Hope Bancorp, Inc. ................. 14,042 202,766
Horizon Bancorp, Inc. ................ 5,134 93,285
Howard Bancorp, Inc.
(a)
............... 1,869 37,903
Independent Bank Corp. .............. 6,428 353,145
Independent Bank Group, Inc. .......... 4,466 317,265
International Bancshares Corp. ......... 6,385 265,871
Investors Bancorp, Inc. ............... 27,250 411,747
Lakeland Bancorp, Inc.
(b)
.............. 6,113 107,772
Lakeland Financial Corp.
(b)
............ 2,815 200,541
Live Oak Bancshares, Inc.
(b)
............ 3,760 239,249
Macatawa Bank Corp. ............... 3,277 26,314
Mercantile Bank Corp. ............... 1,800 57,654
Metrocity Bankshares , Inc. ............ 2,420 50,747
Metropolitan Bank Holding Corp.
(a)
....... 951 80,169
Mid Penn Bancorp, Inc. ............... 1,319 36,338
Midland States Bancorp, Inc. ........... 2,410 59,599
MidWestOne Financial Group, Inc.
(b)
...... 1,582 47,713
MVB Financial Corp. ................ 1,269 54,351
National Bank Holdings Corp., Class A .... 3,391 137,268
NBT Bancorp, Inc. .................. 5,033 181,792
Nicolet Bankshares , Inc.
(a)
............. 1,078 79,966
Northrim BanCorp , Inc. ............... 624 26,526
OceanFirst Financial Corp. ............ 7,240 155,008
OFG Bancorp
(e)
.................... 5,764 145,368
Old National Bancorp ................ 19,684 333,644
Old Second Bancorp, Inc. ............. 3,011 39,324
Origin Bancorp, Inc. ................. 2,561 108,458
Orrstown Financial Services, Inc. ........ 1,383 32,362
Pacific Premier Bancorp, Inc. ........... 10,249 424,719
Park National Corp.
(b)
................ 1,693 206,461
Security
Shares
Shares Value
Banks (continued)
Peapack -Gladstone Financial Corp. ...... 2,078 $ 69,322
Peoples Bancorp, Inc. ............... 3,202 101,215
Peoples Financial Services Corp. ........ 912 41,560
Preferred Bank .................... 1,661 110,755
Primis Financial Corp. ................ 2,537 36,685
QCR Holdings, Inc. ................. 1,775 91,306
RBB Bancorp ..................... 1,698 42,807
Red River Bancshares, Inc. ............ 645 32,153
Reliant Bancorp, Inc. ................ 1,664 52,566
Renasant Corp. .................... 6,498 234,253
Republic Bancorp, Inc., Class A ......... 1,050 53,183
Republic First Bancorp, Inc.
(a)
........... 5,329 16,413
S&T Bancorp, Inc. .................. 4,105 120,974
Sandy Spring Bancorp, Inc. ............ 5,436 249,078
Seacoast Banking Corp. of Florida ....... 6,044 204,348
ServisFirst Bancshares, Inc.
(b)
.......... 5,876 457,153
Sierra Bancorp
(b)
................... 1,886 45,792
Silvergate Capital Corp., Class A
(a)
....... 2,731 315,431
Simmons First National Corp., Class A .... 12,813 378,752
SmartFinancial , Inc. ................. 1,683 43,506
South Plains Financial, Inc. ............ 1,349 32,889
Southern First Bancshares, Inc.
(a)
........ 985 52,697
Southside Bancshares, Inc. ............ 3,717 142,324
SouthState Corp.
(b)
.................. 8,221 613,862
Spirit of Texas Bancshares, Inc. ......... 1,450 35,090
Stock Yards Bancorp, Inc. ............. 2,835 166,273
Summit Financial Group, Inc. ........... 1,524 37,353
Texas Capital Bancshares, Inc.
(a)
........ 6,050 363,121
Tompkins Financial Corp. ............. 1,649 133,421
Towne Bank ...................... 7,870 244,836
TriCo Bancshares .................. 3,244 140,790
TriState Capital Holdings, Inc.
(a)
......... 3,706 78,382
Triumph Bancorp, Inc.
(a)
.............. 2,770 277,360
Trustmark Corp. ................... 7,317 235,754
UMB Financial Corp. ................ 5,106 493,801
United Bankshares , Inc.
(b)
............. 14,708 535,077
United Community Banks, Inc. .......... 9,592 314,809
Univest Financial Corp. ............... 3,341 91,510
Valley National Bancorp .............. 47,146 627,513
Veritex Holdings, Inc. ................ 5,521 217,307
Washington Trust Bancorp, Inc. ......... 1,991 105,483
WesBanco , Inc. .................... 7,392 251,919
West BanCorp , Inc. ................. 2,084 62,583
Westamerica BanCorp
(b)
.............. 3,052 171,706
27,847,668
Beverages — 0.4%
Celsius Holdings, Inc.
(a)
............... 6,347 571,801
Coca-Cola Consolidated, Inc. ........... 561 221,135
Duckhorn Portfolio, Inc. (The)
(a)
......... 2,407 55,096
MGP Ingredients, Inc. ................ 1,711 111,386
National Beverage Corp.
(b)
............. 2,763 145,030
NewAge , Inc.
(a)
.................... 16,634 23,122
Primo Water Corp. .................. 18,510 290,977
1,418,547
Biotechnology — 9.7%
4D Molecular Therapeutics, Inc.
(a)(b)
....... 2,466 66,508
89bio, Inc.
(a)(b)
..................... 1,426 27,935
ACADIA Pharmaceuticals, Inc.
(a)
......... 14,276 237,124
Acumen Pharmaceuticals, Inc.
(a)
......... 1,128 16,762
Adagio Therapeutics, Inc.
(a)
............ 2,486 105,009
Adicet Bio, Inc.
(a)
................... 2,495 19,561
Adverum Biotechnologies, Inc.
(a)
......... 8,222 17,842
Aeglea BioTherapeutics , Inc.
(a)
.......... 3,967 31,538
Aerovate Therapeutics, Inc.
(a)
........... 1,186 24,882

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
Biotechnology (continued)
Affimed NV
(a)(e)
..................... 14,160 $ 87,509
Agenus, Inc.
(a)
..................... 23,514 123,448
Agios Pharmaceuticals, Inc.
(a)
.......... 6,941 320,327
Akebia Therapeutics, Inc.
(a)(b)
........... 20,550 59,184
Akero Therapeutics, Inc.
(a)
............. 3,067 68,547
Akouos , Inc.
(a)
..................... 2,996 34,784
Albireo Pharma, Inc.
(a)
................ 1,831 57,127
Aldeyra Therapeutics, Inc.
(a)
............ 5,789 50,827
Alector , Inc.
(a)
..................... 6,871 156,796
Aligos Therapeutics, Inc.
(a)(b)
............ 2,238 34,711
Alkermes plc
(a)
..................... 18,794 579,607
Allakos , Inc.
(a)
..................... 4,169 441,372
Allogene Therapeutics, Inc.
(a)
........... 8,111 208,453
Allovir , Inc.
(a)
...................... 3,659 91,695
Alpine Immune Sciences, Inc.
(a)
......... 1,385 14,778
Altimmune , Inc.
(a)
................... 4,665 52,761
ALX Oncology Holdings, Inc.
(a)
.......... 2,135 157,691
Amicus Therapeutics, Inc.
(a)(b)
........... 30,944 295,515
AnaptysBio , Inc.
(a)
.................. 2,300 62,376
Anavex Life Sciences Corp.
(a)
........... 7,676 137,784
Anika Therapeutics, Inc.
(a)
............. 1,778 75,672
Annexon , Inc.
(a)(b)
................... 3,719 69,211
Apellis Pharmaceuticals, Inc.
(a)
.......... 7,747 255,341
Applied Molecular Transport, Inc.
(a)
....... 2,742 70,936
Applied Therapeutics, Inc.
(a)
............ 2,266 37,616
AquaBounty Technologies, Inc.
(a)(b)
....... 6,260 25,478
Arbutus Biopharma Corp.
(a)(e)
........... 9,316 39,966
Arcturus Therapeutics Holdings, Inc.
(a)
..... 2,484 118,686
Arcus Biosciences, Inc.
(a)
.............. 5,286 184,323
Arcutis Biotherapeutics , Inc.
(a)
.......... 3,409 81,441
Ardelyx , Inc.
(a)
..................... 11,313 14,933
Arena Pharmaceuticals, Inc.
(a)
.......... 7,151 425,842
Arrowhead Pharmaceuticals, Inc.
(a)
....... 11,928 744,665
Atara Biotherapeutics , Inc.
(a)(b)
.......... 9,725 174,077
Athenex , Inc.
(a)
.................... 11,118 33,465
Athersys , Inc.
(a)(b)
................... 23,574 31,353
Atossa Therapeutics, Inc.
(a)
............ 13,954 45,490
Atreca , Inc., Class A
(a)
................ 2,293 14,285
Avid Bioservices , Inc.
(a)
............... 7,002 151,033
Avidity Biosciences, Inc.
(a)
............. 4,432 109,160
Avita Medical, Inc.
(a)
................. 2,848 50,467
Avrobio , Inc.
(a)
..................... 5,346 29,831
Beam Therapeutics, Inc.
(a)
............. 5,866 510,401
Beyondspring , Inc.
(a)(b)
................ 2,636 41,543
BioAtla , Inc.
(a)
..................... 1,826 53,757
BioCryst Pharmaceuticals, Inc.
(a)(b)
....... 21,207 304,745
Biohaven Pharmaceutical Holding Co. Ltd.
(a)
. 6,529 906,943
Biomea Fusion, Inc.
(a)
................ 1,029 12,317
Bioxcel Therapeutics, Inc.
(a)
............ 1,924 58,393
Black Diamond Therapeutics, Inc.
(a)
...... 3,206 27,123
Bluebird Bio, Inc.
(a)
.................. 8,056 153,950
Blueprint Medicines Corp.
(a)
............ 6,875 706,819
Bolt Biotherapeutics , Inc.
(a)
............ 2,693 34,066
Bridgebio Pharma, Inc.
(a)
.............. 12,664 593,562
Brooklyn ImmunoTherapeutics , Inc.
(a)
..... 2,839 26,403
C4 Therapeutics, Inc.
(a)
............... 4,546 203,115
Cardiff Oncology, Inc.
(a)
............... 4,313 28,725
CareDx , Inc.
(a)
..................... 5,969 378,256
Caribou Biosciences, Inc.
(a)
............ 2,257 53,875
Catalyst Pharmaceuticals, Inc.
(a)
......... 10,939 57,977
Celcuity , Inc.
(a)
..................... 950 17,100
Celldex Therapeutics, Inc.
(a)
............ 5,411 292,140
CEL-SCI Corp.
(a)
................... 3,808 41,850
Century Therapeutics, Inc.
(a)
........... 1,390 34,972
Cerevel Therapeutics Holdings, Inc.
(a)
..... 4,717 139,151
Security
Shares
Shares Value
Biotechnology (continued)
ChemoCentryx , Inc.
(a)
................ 6,276 $ 107,320
Chimerix , Inc.
(a)
.................... 7,569 46,852
Chinook Therapeutics, Inc.
(a)
........... 3,751 47,863
Clene , Inc.
(a)(b)
..................... 2,729 18,639
Clovis Oncology, Inc.
(a)
............... 12,553 55,986
Codiak Biosciences, Inc.
(a)
............. 1,873 30,586
Cogent Biosciences, Inc.
(a)
............. 4,432 37,273
Coherus Biosciences, Inc.
(a)
............ 7,507 120,637
Cortexyme , Inc.
(a)
................... 2,380 218,151
Crinetics Pharmaceuticals, Inc.
(a)
........ 4,351 91,589
Cue Biopharma, Inc.
(a)
............... 3,849 56,080
Cullinan Oncology, Inc.
(a)
.............. 3,045 68,726
Curis , Inc.
(a)
....................... 10,330 80,884
Cytokinetics, Inc.
(a)
.................. 9,270 331,310
CytomX Therapeutics, Inc.
(a)
........... 6,956 35,406
Day One Biopharmaceuticals, Inc.
(a)
...... 1,297 30,778
Deciphera Pharmaceuticals, Inc.
(a)
....... 4,558 154,881
Denali Therapeutics, Inc.
(a)(b)
........... 10,651 537,343
DermTech , Inc.
(a)
................... 2,827 90,775
Design Therapeutics, Inc.
(a)
............ 1,607 23,607
Dicerna Pharmaceuticals, Inc.
(a)(b)
........ 8,306 167,449
Dynavax Technologies Corp.
(a)
.......... 12,356 237,359
Dyne Therapeutics, Inc.
(a)
............. 3,582 58,172
Eagle Pharmaceuticals, Inc.
(a)
.......... 1,442 80,435
Editas Medicine, Inc.
(a)
............... 8,048 330,612
Eiger BioPharmaceuticals , Inc.
(a)(b)
....... 4,180 27,922
Eliem Therapeutics, Inc.
(a)
............. 830 14,923
Emergent BioSolutions , Inc.
(a)
.......... 5,844 292,609
Enanta Pharmaceuticals, Inc.
(a)
......... 2,347 133,333
Epizyme , Inc.
(a)
.................... 10,238 52,419
Erasca , Inc.
(a)
..................... 2,433 51,628
Evelo Biosciences, Inc.
(a)
.............. 3,622 25,499
Fate Therapeutics, Inc.
(a)(b)
............. 9,598 568,873
FibroGen , Inc.
(a)
.................... 9,991 102,108
Finch Therapeutics Group, Inc.
(a)
........ 903 11,739
Flexion Therapeutics, Inc.
(a)
............ 5,606 34,197
Foghorn Therapeutics, Inc.
(a)(b)
.......... 2,333 32,499
Forma Therapeutics Holdings, Inc.
(a)
...... 4,122 95,589
Forte Biosciences, Inc.
(a)
.............. 1,346 3,984
Fortress Biotech, Inc.
(a)
............... 7,258 23,371
Frequency Therapeutics, Inc.
(a)
.......... 4,360 30,782
G1 Therapeutics, Inc.
(a)
............... 4,694 62,993
Gemini Therapeutics, Inc.
(a)
............ 2,613 10,556
Generation Bio Co.
(a)
................ 5,377 134,801
Geron Corp.
(a)
..................... 38,060 52,142
Global Blood Therapeutics, Inc.
(a)
........ 7,139 181,902
Gossamer Bio, Inc.
(a)
................ 7,317 91,975
Graphite Bio, Inc.
(a)(b)
................ 1,912 31,338
Greenwich Lifesciences, Inc.
(a)
.......... 481 18,793
Gritstone Oncology, Inc.
(a)
............. 5,146 55,577
GT Biopharma, Inc.
(a)
................ 2,844 19,169
Halozyme Therapeutics, Inc.
(a)
.......... 16,559 673,620
Harpoon Therapeutics, Inc.
(a)
........... 2,231 17,625
Heron Therapeutics, Inc.
(a)
............. 11,355 121,385
Homology Medicines, Inc.
(a)
............ 4,731 37,233
Hookipa Pharma, Inc.
(a)
............... 2,778 16,362
Humanigen , Inc.
(a)
.................. 5,350 31,725
iBio , Inc.
(a)(b)
...................... 26,532 28,124
Icosavax , Inc.
(a)
.................... 1,574 46,575
Ideaya Biosciences, Inc.
(a)
............. 3,348 85,340
IGM Biosciences, Inc.
(a)(b)
............. 935 61,486
Imago Biosciences, Inc.
(a)
............. 1,147 22,974
Immuneering Corp., Class A
(a)
.......... 973 25,833
Immunic , Inc.
(a)
.................... 1,850 16,372
ImmunityBio , Inc.
(a)
.................. 7,977 77,696

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
Biotechnology (continued)
ImmunoGen , Inc.
(a)
.................. 23,040 $ 130,637
Immunovant , Inc.
(a)
.................. 3,832 33,300
Impel Neuropharma , Inc.
(a)
............. 633 7,710
Infinity Pharmaceuticals, Inc.
(a)(b)
......... 10,441 35,708
Inhibrx , Inc.
(a)
..................... 3,329 110,889
Inovio Pharmaceuticals, Inc.
(a)(b)
......... 24,662 176,580
Inozyme Pharma, Inc.
(a)
.............. 2,201 25,510
Insmed , Inc.
(a)
..................... 13,531 372,644
Instil Bio, Inc.
(a)(b)
................... 2,079 37,162
Intellia Therapeutics, Inc.
(a)
............ 8,097 1,086,213
Intercept Pharmaceuticals, Inc.
(a)
........ 3,157 46,881
Invitae Corp.
(a)(b)
.................... 23,553 669,612
Ironwood Pharmaceuticals, Inc.
(a)
........ 17,328 226,304
iTeos Therapeutics, Inc.
(a)
............. 2,399 64,773
IVERIC bio, Inc.
(a)
................... 12,282 199,460
Janux Therapeutics, Inc.
(a)
............. 1,557 33,678
Jounce Therapeutics, Inc.
(a)
............ 3,932 29,215
Kadmon Holdings, Inc.
(a)
.............. 20,137 175,393
KalVista Pharmaceuticals, Inc.
(a)
......... 2,212 38,599
Karuna Therapeutics, Inc.
(a)
............ 2,557 312,798
Karyopharm Therapeutics, Inc.
(a)
........ 7,935 46,182
Keros Therapeutics, Inc.
(a)
............. 1,668 65,986
Kezar Life Sciences, Inc.
(a)
............. 4,027 34,793
Kiniksa Pharmaceuticals Ltd., Class A
(a)
.... 3,310 37,701
Kinnate Biopharma, Inc.
(a)
............. 3,029 69,728
Kodiak Sciences, Inc.
(a)
............... 3,965 380,561
Kronos Bio, Inc.
(a)(b)
................. 4,630 97,045
Krystal Biotech, Inc.
(a)
................ 2,139 111,677
Kura Oncology, Inc.
(a)(b)
............... 7,388 138,377
Kymera Therapeutics, Inc.
(a)
............ 4,043 237,486
Lexicon Pharmaceuticals, Inc.
(a)
......... 8,097 38,947
Ligand Pharmaceuticals, Inc.
(a)
.......... 1,775 247,293
Lineage Cell Therapeutics, Inc.
(a)(b)
....... 14,464 36,449
Lyell Immunopharma , Inc.
(a)
............ 2,781 41,159
MacroGenics , Inc.
(a)
................. 7,298 152,820
Madrigal Pharmaceuticals, Inc.
(a)(b)
....... 1,354 108,036
Magenta Therapeutics, Inc.
(a)
........... 3,568 25,975
MannKind Corp.
(a)
.................. 29,056 126,394
MaxCyte , Inc.
(a)
.................... 1,844 22,515
MEI Pharma, Inc.
(a)
.................. 10,853 29,954
MeiraGTx Holdings plc
(a)
.............. 3,553 46,829
Mersana Therapeutics, Inc.
(a)
........... 8,214 77,458
MiMedx Group, Inc.
(a)
................ 13,250 80,295
Mirum Pharmaceuticals, Inc.
(a)
.......... 116 2,311
Molecular Templates, Inc.
(a)
............ 4,560 30,598
Monte Rosa Therapeutics, Inc.
(a)
......... 1,362 30,345
Morphic Holding, Inc.
(a)
............... 2,473 140,071
Mustang Bio, Inc.
(a)
.................. 10,141 27,279
Myriad Genetics, Inc.
(a)
............... 9,133 294,905
Neoleukin Therapeutics, Inc.
(a)
.......... 3,695 26,715
NexImmune , Inc.
(a)
.................. 1,414 21,408
Nkarta , Inc.
(a)
...................... 1,683 46,804
Nurix Therapeutics, Inc.
(a)
............. 3,736 111,931
Nuvalent , Inc., Class A
(a)
.............. 1,260 28,413
Ocugen , Inc.
(a)
..................... 22,025 158,139
Olema Pharmaceuticals, Inc.
(a)
.......... 2,965 81,715
Omega Therapeutics, Inc.
(a)
............ 870 16,399
Oncocyte Corp.
(a)
................... 8,559 30,470
Oncorus , Inc.
(a)
.................... 2,436 22,752
Oncternal Therapeutics, Inc.
(a)(b)
......... 5,279 22,013
OPKO Health, Inc.
(a)
................. 45,856 167,374
Organogenesis Holdings, Inc.
(a)
......... 4,549 64,778
ORIC Pharmaceuticals, Inc.
(a)
.......... 3,520 73,603
Outlook Therapeutics, Inc.
(a)
............ 10,446 22,668
Oyster Point Pharma, Inc.
(a)
............ 1,325 15,701
Security
Shares
Shares Value
Biotechnology (continued)
Passage Bio, Inc.
(a)
................. 4,476 $ 44,581
PMV Pharmaceuticals, Inc.
(a)
........... 3,129 93,244
Portage Biotech, Inc.
(a)(e)
.............. 430 8,738
Poseida Therapeutics, Inc.
(a)
........... 2,760 20,120
Praxis Precision Medicines, Inc.
(a)
........ 3,812 70,484
Precigen , Inc.
(a)
.................... 11,313 56,452
Precision BioSciences , Inc.
(a)
........... 5,155 59,489
Prelude Therapeutics, Inc.
(a)
............ 1,185 37,031
Prometheus Biosciences, Inc.
(a)
......... 1,348 31,961
Protagonist Therapeutics, Inc.
(a)
......... 4,931 87,377
Prothena Corp. plc
(a)(e)
................ 4,067 289,692
PTC Therapeutics, Inc.
(a)
.............. 8,285 308,285
Puma Biotechnology, Inc.
(a)
............ 2,972 20,834
Radius Health, Inc.
(a)
................ 5,987 74,299
RAPT Therapeutics, Inc.
(a)
............. 2,143 66,540
Recursion Pharmaceuticals, Inc., Class A
(a)
. 3,311 76,186
REGENXBIO, Inc.
(a)
................. 4,754 199,288
Relay Therapeutics, Inc.
(a)
............. 6,982 220,142
Reneo Pharmaceuticals, Inc.
(a)(b)
......... 1,179 8,784
Replimune Group, Inc.
(a)
.............. 3,359 99,561
REVOLUTION Medicines, Inc.
(a)
......... 7,084 194,881
Rhythm Pharmaceuticals, Inc.
(a)
......... 5,254 68,617
Rigel Pharmaceuticals, Inc.
(a)
........... 19,733 71,631
Rocket Pharmaceuticals, Inc.
(a)
.......... 4,881 145,893
Rubius Therapeutics, Inc.
(a)
............ 5,378 96,159
Sana Biotechnology, Inc.
(a)
............. 10,160 228,803
Sangamo Therapeutics, Inc.
(a)
.......... 13,682 123,275
Scholar Rock Holding Corp.
(a)(b)
......... 3,255 107,480
Selecta Biosciences, Inc.
(a)
............ 11,413 47,478
Sensei Biotherapeutics , Inc.
(a)
.......... 1,776 18,683
Seres Therapeutics, Inc.
(a)
............. 8,301 57,775
Sesen Bio, Inc.
(a)
................... 20,390 16,173
Shattuck Labs, Inc.
(a)
................ 3,173 64,666
Sigilon Therapeutics, Inc.
(a)
............ 863 4,876
Silverback Therapeutics, Inc.
(a)
.......... 2,413 24,082
Solid Biosciences, Inc.
(a)
.............. 7,112 16,998
Sorrento Therapeutics, Inc.
(a)(b)
.......... 32,519 248,120
Spectrum Pharmaceuticals, Inc.
(a)
........ 18,396 40,103
Spero Therapeutics, Inc.
(a)
............. 2,739 50,425
SpringWorks Therapeutics, Inc.
(a)
........ 3,482 220,898
Spruce Biosciences, Inc.
(a)
............. 1,836 11,034
SQZ Biotechnologies Co.
(a)
............ 2,715 39,150
Stoke Therapeutics, Inc.
(a)
............. 2,277 57,927
Summit Therapeutics, Inc.
(a)
............ 2,681 13,432
Surface Oncology, Inc.
(a)
.............. 3,969 30,045
Sutro Biopharma, Inc.
(a)
............... 5,172 97,699
Syndax Pharmaceuticals, Inc.
(a)
......... 5,363 102,487
Syros Pharmaceuticals, Inc.
(a)
.......... 7,611 34,021
Talaris Therapeutics, Inc.
(a)
............ 1,062 14,401
Taysha Gene Therapies, Inc.
(a)(b)
......... 2,655 49,436
TCR2 Therapeutics, Inc.
(a)
............. 3,840 32,678
Tenaya Therapeutics, Inc.
(a)
............ 1,639 33,845
TG Therapeutics, Inc.
(a)
............... 15,015 499,699
Tonix Pharmaceuticals Holding Corp.
(a)(b)
... 38,965 23,422
Travere Therapeutics, Inc.
(a)
............ 6,860 166,355
Trevena, Inc.
(a)
..................... 19,506 23,992
Trillium Therapeutics, Inc.
(a)(b)
........... 11,667 204,873
Turning Point Therapeutics, Inc.
(a)
........ 5,485 364,369
Twist Bioscience Corp.
(a)
.............. 5,540 592,614
UroGen Pharma Ltd.
(a)
............... 1,979 33,287
Vanda Pharmaceuticals, Inc.
(a)
.......... 6,350 108,839
Vaxart , Inc.
(a)
...................... 14,248 113,272
Vaxcyte , Inc.
(a)
..................... 4,741 120,279
VBI Vaccines, Inc.
(a)(b)
................ 20,581 64,007
Vera Therapeutics, Inc.
(a)
.............. 831 14,418

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
Biotechnology (continued)
Veracyte , Inc.
(a)
.................... 8,004 $ 371,786
Verastem , Inc.
(a)
.................... 19,103 58,837
Vericel Corp.
(a)
..................... 5,485 267,668
Verve Therapeutics, Inc.
(a)(b)
............ 1,859 87,373
Viking Therapeutics, Inc.
(a)
............. 7,550 47,414
Vincerx Pharma, Inc.
(a)
............... 1,535 24,821
Vir Biotechnology, Inc.
(a)
.............. 6,962 302,986
Viracta Therapeutics, Inc.
(a)
............ 4,324 34,678
VistaGen Therapeutics, Inc.
(a)
........... 22,818 62,521
Vor BioPharma , Inc.
(a)(b)
............... 2,239 35,107
Werewolf Therapeutics, Inc.
(a)(b)
......... 903 15,495
XBiotech , Inc. ..................... 1,836 23,776
Xencor , Inc.
(a)(b)
.................... 6,594 215,360
XOMA Corp.
(a)(b)
.................... 748 18,513
Y- mAbs Therapeutics, Inc.
(a)(b)
.......... 4,177 119,212
Zentalis Pharmaceuticals, Inc.
(a)
......... 4,224 281,487
ZIOPHARM Oncology, Inc.
(a)
........... 25,913 47,162
33,607,690
Building Products — 1.0%
AAON, Inc. ....................... 4,936 322,518
American Woodmark Corp.
(a)
........... 1,917 125,314
Apogee Enterprises, Inc. .............. 3,001 113,318
Caesarstone Ltd. ................... 2,327 28,901
Cornerstone Building Brands, Inc.
(a)
...... 6,531 95,418
CSW Industrials, Inc. ................ 1,691 215,941
Gibraltar Industries, Inc.
(a)
............. 3,880 270,242
Griffon Corp. ...................... 5,478 134,759
Insteel Industries, Inc. ................ 2,083 79,258
JELD-WEN Holding, Inc.
(a)
............. 10,021 250,826
Masonite International Corp.
(a)
.......... 2,834 300,772
PGT Innovations, Inc.
(a)
............... 6,929 132,344
Quanex Building Products Corp. ......... 4,145 88,745
Resideo Technologies, Inc.
(a)
........... 17,017 421,852
Simpson Manufacturing Co., Inc.
(b)
....... 5,128 548,542
UFP Industries, Inc. ................. 7,033 478,103
View, Inc., Class A
(a)(b)
................ 10,101 54,747
3,661,600
Capital Markets — 1.6%
Artisan Partners Asset Management, Inc.,
Class A ....................... 6,814 333,341
AssetMark Financial Holdings, Inc.
(a)
...... 2,168 53,918
Associated Capital Group, Inc., Class A .... 300 11,223
B. Riley Financial, Inc. ............... 2,441 144,117
BGC Partners, Inc., Class A ............ 38,976 203,065
Blucora , Inc.
(a)
..................... 5,684 88,614
Brightsphere Investment Group, Inc. ...... 6,919 180,794
Cohen & Steers, Inc. ................ 2,961 248,043
Cowen, Inc., Class A ................ 3,013 103,376
Diamond Hill Investment Group, Inc. ...... 352 61,832
Donnelley Financial Solutions, Inc.
(a)
...... 3,421 118,435
Federated Hermes, Inc., Class B ........ 11,294 367,055
Focus Financial Partners, Inc., Class A
(a)
... 7,012 367,218
GAMCO Investors, Inc., Class A
(b)
........ 630 16,619
GCM Grosvenor, Inc., Class A .......... 3,902 44,951
Greenhill & Co., Inc. ................. 1,834 26,813
Hamilton Lane, Inc., Class A ........... 4,004 339,619
Houlihan Lokey , Inc. ................. 6,013 553,797
Moelis & Co., Class A ................ 7,297 451,465
Open Lending Corp., Class A
(a)
.......... 12,178 439,261
Oppenheimer Holdings, Inc., Class A ...... 1,068 48,370
Piper Sandler Cos. .................. 2,021 279,828
PJT Partners, Inc., Class A ............ 2,878 227,679
Pzena Investment Management, Inc., Class A 1,562 15,370
Sculptor Capital Management, Inc., Class A . 2,597 72,430
Security
Shares
Shares Value
Capital Markets (continued)
StepStone Group, Inc., Class A ......... 4,454 $ 189,919
StoneX Group, Inc.
(a)
................ 1,976 130,218
Value Line, Inc. .................... 115 3,940
Virtus Investment Partners, Inc. ......... 859 266,565
WisdomTree Investments, Inc. .......... 15,487 87,811
5,475,686
Chemicals — 1.9%
AdvanSix , Inc.
(a)
.................... 3,233 128,512
American Vanguard Corp. ............. 3,869 58,228
Amyris , Inc.
(a)
..................... 19,946 273,859
Avient Corp. ...................... 10,715 496,640
Balchem Corp. .................... 3,771 547,059
Cabot Corp. ...................... 6,694 335,503
Chase Corp.
(b)
..................... 874 89,279
Danimer Scientific, Inc.
(a)
.............. 7,599 124,168
Ecovyst , Inc. ...................... 6,125 71,417
Ferro Corp.
(a)
...................... 9,583 194,918
FutureFuel Corp. ................... 3,543 25,262
GCP Applied Technologies, Inc.
(a)
........ 5,790 126,917
Hawkins, Inc. ..................... 2,231 77,817
HB Fuller Co. ..................... 6,109 394,397
Ingevity Corp.
(a)
.................... 4,661 332,656
Innospec , Inc. ..................... 2,919 245,838
Intrepid Potash, Inc.
(a)
................ 1,251 38,656
Koppers Holdings, Inc.
(a)
.............. 2,429 75,930
Kraton Corp.
(a)
..................... 3,820 174,345
Kronos Worldwide, Inc. ............... 2,839 35,232
Livent Corp.
(a)(b)
.................... 19,070 440,708
Marrone Bio Innovations, Inc.
(a)(b)
........ 14,625 13,177
Minerals Technologies, Inc. ............ 4,010 280,058
Orion Engineered Carbons SA
(a)(e)
........ 7,203 131,311
PureCycle Technologies, Inc.
(a)(b)
......... 3,929 52,177
Quaker Chemical Corp.
(b)
............. 1,605 381,541
Rayonier Advanced Materials, Inc.
(a)
...... 7,334 55,005
Sensient Technologies Corp. ........... 4,932 449,206
Stepan Co. ....................... 2,554 288,449
Tredegar Corp. .................... 3,437 41,863
Trinseo SA ....................... 4,579 247,174
Tronox Holdings plc, Class A ........... 13,404 330,409
Valhi, Inc. ........................ 447 10,428
Zymergen , Inc.
(a)
................... 2,233 29,409
6,597,548
Commercial Services & Supplies — 1.8%
ABM Industries, Inc. ................. 8,038 361,790
ACCO Brands Corp. ................. 11,547 99,189
Brady Corp., Class A ................ 5,627 285,289
BrightView Holdings, Inc.
(a)
............ 4,891 72,191
Brink's Co. (The)
(b)
.................. 5,805 367,457
Casella Waste Systems, Inc., Class A
(a)
.... 5,791 439,769
CECO Environmental Corp.
(a)
........... 4,493 31,631
Cimpress plc
(a)(e)
................... 1,966 170,708
CompX International, Inc. ............. 284 5,902
CoreCivic , Inc.
(a)
................... 14,309 127,350
Covanta Holding Corp. ............... 14,291 287,535
Deluxe Corp. ...................... 5,120 183,757
Ennis, Inc. ....................... 2,869 54,081
Harsco Corp.
(a)
.................... 9,462 160,381
Healthcare Services Group, Inc. ......... 8,913 222,736
Heritage-Crystal Clean, Inc.
(a)(b)
......... 1,740 50,425
Herman Miller, Inc.
(b)
................. 8,805 331,596
HNI Corp. ........................ 5,188 190,503
Interface, Inc. ..................... 7,046 106,747
KAR Auction Services, Inc.
(a)
........... 13,991 229,312
Kimball International, Inc., Class B ....... 3,980 44,576

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Matthews International Corp., Class A ..... 3,699 $ 128,318
Montrose Environmental Group, Inc.
(a)
..... 2,637 162,808
NL Industries, Inc. .................. 1,105 6,365
Pitney Bowes, Inc. .................. 21,420 154,438
RR Donnelley & Sons Co.
(a)
............ 8,452 43,443
SP Plus Corp.
(a)
.................... 2,737 83,944
Steelcase, Inc., Class A .............. 10,547 133,736
Team, Inc.
(a)
...................... 3,929 11,826
Tetra Tech, Inc. .................... 6,347 947,861
UniFirst Corp. ..................... 1,799 382,503
US Ecology, Inc.
(a)(b)
................. 3,594 116,266
Viad Corp.
(a)(b)
..................... 2,488 112,980
VSE Corp. ....................... 1,237 59,586
6,166,999
Communications Equipment — 0.7%
ADTRAN, Inc. ..................... 5,675 106,463
Aviat Networks, Inc.
(a)
................ 794 26,091
CalAmp Corp.
(a)
.................... 3,771 37,522
Calix, Inc.
(a)
....................... 6,422 317,440
Cambium Networks Corp.
(a)
............ 1,081 39,121
Casa Systems, Inc.
(a)
................ 3,218 21,818
Clearfield, Inc.
(a)
.................... 1,452 64,106
Comtech Telecommunications Corp. ...... 2,824 72,323
Digi International, Inc.
(a)
............... 3,802 79,918
DZS, Inc.
(a)
....................... 2,117 25,954
EchoStar Corp., Class A
(a)
............. 4,513 115,127
EMCORE Corp.
(a)
................... 4,356 32,583
Extreme Networks, Inc.
(a)
.............. 14,854 146,312
Harmonic, Inc.
(a)
.................... 10,653 93,214
Infinera Corp.
(a)
.................... 21,242 176,733
Inseego Corp.
(a)
.................... 9,943 66,220
KVH Industries, Inc.
(a)
................ 1,424 13,713
NETGEAR, Inc.
(a)
................... 3,687 117,652
NetScout Systems, Inc.
(a)
............. 8,371 225,598
Plantronics, Inc.
(a)(b)
................. 4,967 127,702
Ribbon Communications, Inc.
(a)
......... 8,602 51,440
Viavi Solutions, Inc.
(a)(b)
............... 26,626 419,093
2,376,143
Construction & Engineering — 1.3%
Ameresco , Inc., Class A
(a)
............. 3,686 215,373
API Group Corp.
(a)(d)(f)
................ 23,608 480,423
Arcosa , Inc. ...................... 5,780 289,983
Argan , Inc. ....................... 1,840 80,353
Comfort Systems USA, Inc. ............ 4,253 303,324
Concrete Pumping Holdings, Inc.
(a)
....... 3,764 32,144
Construction Partners, Inc., Class A
(a)
..... 3,367 112,357
Dycom Industries, Inc.
(a)
.............. 3,565 253,971
EMCOR Group, Inc. ................. 6,274 723,894
Fluor Corp.
(a)
...................... 16,886 269,669
Granite Construction, Inc. ............. 5,458 215,864
Great Lakes Dredge & Dock Corp.
(a)
...... 7,801 117,717
IES Holdings, Inc.
(a)
................. 1,029 47,015
Infrastructure and Energy Alternatives, Inc.
(a)
2,493 28,495
INNOVATE Corp.
(a)
.................. 6,279 25,744
Matrix Service Co.
(a)
................. 2,456 25,690
MYR Group, Inc.
(a)
.................. 1,899 188,950
Northwest Pipe Co.
(a)
................ 1,280 30,336
NV5 Global, Inc.
(a)
.................. 1,528 150,615
Primoris Services Corp. .............. 6,380 156,246
Sterling Construction Co., Inc.
(a)
......... 3,274 74,221
Tutor Perini Corp.
(a)
................. 4,815 62,499
WillScot Mobile Mini Holdings Corp.
(a)
..... 24,614 780,756
4,665,639
Security
Shares
Shares Value
Construction Materials — 0.2%
Forterra , Inc.
(a)
..................... 3,594 $ 84,675
Summit Materials, Inc., Class A
(a)
........ 13,994 447,388
United States Lime & Minerals, Inc. ....... 275 33,220
565,283
Consumer Finance — 0.9%
Atlanticus Holdings Corp.
(a)
............ 734 38,946
Curo Group Holdings Corp. ............ 2,633 45,630
Encore Capital Group, Inc.
(a)
........... 3,532 174,022
Enova International, Inc.
(a)
............. 4,391 151,709
EZCORP, Inc., Class A
(a)
.............. 6,650 50,340
FirstCash , Inc. ..................... 4,673 408,888
Green Dot Corp., Class A
(a)
............ 6,184 311,241
LendingClub Corp.
(a)
................. 11,509 325,014
LendingTree , Inc.
(a)
.................. 1,386 193,804
Navient Corp. ..................... 19,394 382,644
Nelnet, Inc., Class A ................. 2,025 160,461
Oportun Financial Corp.
(a)
............. 2,532 63,376
PRA Group, Inc.
(a)
.................. 5,309 223,721
PROG Holdings, Inc. ................ 7,785 327,048
Regional Management Corp. ........... 935 54,398
World Acceptance Corp.
(a)
............. 507 96,117
3,007,359
Containers & Packaging — 0.2%
Greif, Inc., Class A .................. 2,965 191,539
Greif, Inc., Class B .................. 766 49,637
Myers Industries, Inc. ................ 4,293 84,014
O-I Glass, Inc.
(a)
.................... 18,515 264,209
Pactiv Evergreen, Inc. ............... 5,235 65,542
Ranpak Holdings Corp.
(a)
.............. 4,170 111,839
UFP Technologies, Inc.
(a)
.............. 876 53,953
820,733
Distributors — 0.0%
(a)
Funko , Inc., Class A ................. 3,374 61,441
Greenlane Holdings, Inc., Class A ........ 1,731 4,102
65,543
Diversified Consumer Services — 0.7%
2U, Inc.
(a)
........................ 8,442 283,398
Adtalem Global Education, Inc.
(a)
........ 5,874 222,096
American Public Education, Inc.
(a)
........ 2,315 59,287
Carriage Services, Inc. ............... 1,892 84,364
Coursera, Inc.
(a)
.................... 6,793 214,998
European Wax Center, Inc., Class A
(a)
..... 1,196 33,500
Graham Holdings Co., Class B .......... 462 272,192
Houghton Mifflin Harcourt Co.
(a)(b)
........ 15,166 203,679
Laureate Education, Inc., Class A
(a)
....... 11,686 198,545
OneSpaWorld Holdings Ltd.
(a)(e)
......... 6,105 60,867
Perdoceo Education Corp.
(a)
........... 8,746 92,358
PowerSchool Holdings, Inc., Class A
(a)
..... 5,068 124,724
Regis Corp.
(a)
..................... 3,106 10,809
StoneMor , Inc.
(a)
.................... 4,160 10,275
Strategic Education, Inc.
(b)
............. 2,814 198,387
Stride, Inc.
(a)
...................... 4,776 171,649
Vivint Smart Home, Inc.
(a)
............. 10,929 103,279
WW International, Inc.
(a)(b)
............. 6,282 114,647
2,459,054
Diversified Financial Services — 0.1%
Alerus Financial Corp. ............... 1,846 55,158
A-Mark Precious Metals, Inc. ........... 1,041 62,481
Banco Latinoamericano de Comercio Exterior
SA, Class E
(e)
................... 3,407 59,759
Cannae Holdings, Inc.
(a)
.............. 9,974 310,291

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
Diversified Financial Services (continued)
Marlin Business Services Corp. ......... 1,162 $ 25,831
513,520
Diversified Telecommunication Services — 0.6%
Anterix , Inc.
(a)
..................... 1,375 83,462
ATN International, Inc. ............... 1,274 59,687
Bandwidth, Inc., Class A
(a)(b)
............ 2,724 245,923
Cogent Communications Holdings, Inc. .... 5,020 355,617
Consolidated Communications Holdings, Inc.
(a)
8,625 79,264
Globalstar , Inc.
(a)
................... 72,418 120,938
IDT Corp., Class B
(a)(b)
................ 2,459 103,155
Iridium Communications, Inc.
(a)(b)
......... 13,903 554,034
Liberty Latin America Ltd., Class A
(a)(e)
..... 5,114 66,891
Liberty Latin America Ltd., Class C
(a)(e)
..... 17,990 236,029
Ooma , Inc.
(a)
...................... 2,831 52,685
Radius Global Infrastructure, Inc.
(a)
....... 6,939 113,314
2,070,999
Electric Utilities — 0.6%
ALLETE, Inc. ..................... 6,263 372,774
MGE Energy, Inc. ................... 4,346 319,431
Otter Tail Corp. .................... 4,881 273,189
PNM Resources, Inc. ................ 10,004 494,998
Portland General Electric Co. ........... 10,594 497,812
Via Renewables, Inc. ................ 1,964 20,013
1,978,217
Electrical Equipment — 1.0%
Advent Technologies Holdings, Inc.
(a)
...... 2,036 17,713
Allied Motion Technologies, Inc. ......... 1,497 46,826
American Superconductor Corp.
(a)
....... 3,553 51,803
Array Technologies, Inc.
(a)
............. 15,236 282,171
Atkore , Inc.
(a)
...................... 5,427 471,715
AZZ, Inc. ........................ 2,860 152,152
Babcock & Wilcox Enterprises, Inc.
(a)
...... 6,621 42,441
Beam Global
(a)
..................... 1,049 28,711
Blink Charging Co.
(a)(b)
................ 4,355 124,597
Bloom Energy Corp., Class A
(a)
.......... 16,611 310,958
Encore Wire Corp. .................. 2,419 229,394
EnerSys ......................... 5,116 380,835
Eos Energy Enterprises, Inc., Class A
(a)(b)
... 5,057 70,950
FTC Solar, Inc.
(a)
................... 2,269 17,675
FuelCell Energy, Inc.
(a)
............... 38,987 260,823
GrafTech International Ltd. ............ 23,960 247,267
Powell Industries, Inc. ................ 923 22,678
Preformed Line Products Co. ........... 421 27,382
Romeo Power, Inc., Class A
(a)
.......... 14,822 73,369
Stem, Inc.
(a)
....................... 5,705 136,292
Thermon Group Holdings, Inc.
(a)
......... 3,692 63,908
TPI Composites, Inc.
(a)
............... 4,261 143,809
Vicor Corp.
(a)
...................... 2,459 329,899
3,533,368
Electronic Equipment, Instruments & Components — 2.2%
908 Devices, Inc.
(a)
.................. 1,087 35,349
Advanced Energy Industries, Inc. ........ 4,590 402,773
Aeva Technologies, Inc.
(a)
............. 9,025 71,658
Akoustis Technologies, Inc.
(a)
........... 5,185 50,295
Arlo Technologies, Inc.
(a)
.............. 9,839 63,068
Badger Meter, Inc. .................. 3,484 352,372
Belden, Inc. ...................... 5,198 302,835
Benchmark Electronics, Inc. ........... 4,169 111,354
CTS Corp. ....................... 3,636 112,389
Daktronics, Inc.
(a)
................... 3,703 20,107
ePlus , Inc.
(a)
...................... 1,539 157,917
Fabrinet
(a)(e)
....................... 4,312 442,023
FARO Technologies, Inc.
(a)
............. 2,195 144,453
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Identiv , Inc.
(a)
...................... 2,464 $ 46,422
II-VI, Inc.
(a)
....................... 12,310 730,722
Insight Enterprises, Inc.
(a)
............. 4,057 365,455
Iteris , Inc.
(a)
....................... 5,349 28,243
Itron , Inc.
(a)
....................... 5,305 401,217
Kimball Electronics, Inc.
(a)
............. 3,028 78,032
Knowles Corp.
(a)
................... 10,747 201,399
Luna Innovations, Inc.
(a)
.............. 3,683 34,989
Methode Electronics, Inc.
(b)
............ 4,412 185,525
MicroVision , Inc.
(a)
.................. 18,888 208,712
Napco Security Technologies, Inc.
(a)
...... 1,706 73,494
nLight , Inc.
(a)
...................... 5,074 143,036
Novanta , Inc.
(a)(b)
................... 4,143 640,094
OSI Systems, Inc.
(a)
................. 2,010 190,548
Ouster, Inc., Class A
(a)
................ 3,464 25,356
PAR Technology Corp.
(a)
.............. 2,829 174,012
PC Connection, Inc. ................. 1,249 54,993
Plexus Corp.
(a)
..................... 3,293 294,427
Rogers Corp.
(a)(b)
................... 2,232 416,223
Sanmina Corp.
(a)
................... 7,662 295,293
ScanSource , Inc.
(a)
.................. 3,029 105,379
TTM Technologies, Inc.
(a)(b)
............ 12,411 156,006
Velodyne Lidar, Inc.
(a)
................ 8,433 49,923
Vishay Intertechnology , Inc. ............ 15,672 314,850
Vishay Precision Group, Inc.
(a)
.......... 1,374 47,774
7,528,717
Energy Equipment & Services — 0.8%
Archrock , Inc. ..................... 15,696 129,492
Aspen Aerogels, Inc.
(a)
............... 2,540 116,865
Bristow Group, Inc.
(a)
................ 2,784 88,615
Cactus, Inc., Class A ................ 6,511 245,595
ChampionX Corp.
(a)
................. 23,735 530,715
DMC Global, Inc.
(a)
.................. 2,216 81,793
Dril -Quip, Inc.
(a)
.................... 4,147 104,421
Frank's International NV
(a)
............. 21,411 62,948
FTS International, Inc., Class A
(a)
........ 1,060 26,076
Helix Energy Solutions Group, Inc.
(a)
...... 17,409 67,547
Helmerich & Payne, Inc. .............. 12,562 344,324
Liberty Oilfield Services, Inc., Class A
(a)(b)
... 10,661 129,318
Nabors Industries Ltd.
(a)(b)
............. 773 74,579
National Energy Services Reunited Corp.
(a)
. 3,552 44,471
Newpark Resources, Inc.
(a)
............ 8,957 29,558
NexTier Oilfield Solutions, Inc.
(a)
......... 21,593 99,328
Oceaneering International, Inc.
(a)
........ 11,385 151,648
Oil States International, Inc.
(a)
........... 6,626 42,340
Patterson-UTI Energy, Inc. ............ 21,932 197,388
ProPetro Holding Corp.
(a)
.............. 10,687 92,443
RPC, Inc.
(a)
....................... 8,169 39,701
Select Energy Services, Inc., Class A
(a)
.... 8,100 42,039
Solaris Oilfield Infrastructure, Inc., Class A .. 3,215 26,813
TETRA Technologies, Inc.
(a)
............ 14,638 45,671
Tidewater, Inc.
(a)
................... 4,295 51,798
US Silica Holdings, Inc.
(a)
............. 8,832 70,568
2,936,054
Entertainment — 1.0%
(a)
AMC Entertainment Holdings, Inc., Class A . 60,750 2,312,145
Chicken Soup For The Soul Entertainment, Inc. 839 19,188
Cinemark Holdings, Inc. .............. 13,036 250,421
CuriosityStream , Inc., Class A .......... 3,104 32,716
Eros STX Global Corp.
(b)(e)
............. 37,891 34,841
IMAX Corp. ....................... 6,070 115,209
Liberty Media Corp.-Liberty Braves, Class A . 1,048 28,202
Liberty Media Corp.-Liberty Braves, Class C . 4,246 112,179
Lions Gate Entertainment Corp., Class A ... 6,947 98,578

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
Entertainment (continued)
Lions Gate Entertainment Corp., Class B ... 13,746 $ 178,698
LiveXLive Media, Inc. ................ 6,992 20,906
Madison Square Garden Entertainment Corp. 2,923 212,414
Marcus Corp. (The)
(b)
................ 2,653 46,295
3,461,792
Equity Real Estate Investment Trusts (REITs) — 6.1%
Acadia Realty Trust ................. 10,003 204,161
Agree Realty Corp.
(b)
................ 8,024 531,430
Alexander & Baldwin, Inc. ............. 8,361 195,982
Alexander's, Inc. ................... 264 68,804
American Assets Trust, Inc.
(b)
........... 5,825 217,971
American Finance Trust, Inc. ........... 14,113 113,469
Apartment Investment and Management Co.,
Class A ....................... 17,769 121,718
Apple Hospitality REIT, Inc. ............ 25,065 394,272
Armada Hoffler Properties, Inc. ......... 7,049 94,245
Ashford Hospitality Trust, Inc.
(a)
......... 1,307 19,239
Braemar Hotels & Resorts, Inc.
(a)
........ 5,307 25,739
Brandywine Realty Trust .............. 20,253 271,795
Broadstone Net Lease, Inc. ............ 18,210 451,790
BRT Apartments Corp.
(b)
.............. 967 18,644
CareTrust REIT, Inc. ................. 11,457 232,806
CatchMark Timber Trust, Inc., Class A ..... 5,604 66,519
Centerspace REIT
(b)
................. 1,631 154,129
Chatham Lodging Trust
(a)
............. 5,808 71,148
City Office REIT, Inc. ................ 5,031 89,854
Clipper Realty, Inc. .................. 2,104 17,042
Columbia Property Trust, Inc. ........... 13,496 256,694
Community Healthcare Trust, Inc. ........ 2,851 128,837
CorePoint Lodging, Inc.
(a)
............. 4,733 73,362
Corporate Office Properties Trust ........ 13,117 353,897
CTO Realty Growth, Inc.
(b)
............. 633 34,030
DiamondRock Hospitality Co.
(a)
......... 24,581 232,290
DigitalBridge Group, Inc., Class A
(a)(b)
...... 59,914 361,281
Diversified Healthcare Trust ............ 27,473 93,133
Easterly Government Properties, Inc. ..... 9,924 205,030
EastGroup Properties, Inc. ............ 4,679 779,662
Empire State Realty Trust, Inc., Class A
(b)
... 16,831 168,815
Equity Commonwealth
(a)
.............. 13,805 358,654
Essential Properties Realty Trust, Inc. ..... 13,627 380,466
Farmland Partners, Inc. .............. 3,525 42,265
Four Corners Property Trust, Inc. ........ 8,912 239,376
Franklin Street Properties Corp. ......... 12,145 56,353
GEO Group, Inc. (The)
(b)
.............. 13,996 104,550
Getty Realty Corp.
(b)
................. 4,800 140,688
Gladstone Commercial Corp. ........... 4,247 89,314
Gladstone Land Corp. ............... 3,006 68,447
Global Medical REIT, Inc. ............. 6,764 99,431
Global Net Lease, Inc. ............... 11,884 190,382
Healthcare Realty Trust, Inc. ........... 17,157 510,935
Hersha Hospitality Trust
(a)(b)
............ 3,854 35,958
Independence Realty Trust, Inc.
(b)
........ 12,201 248,290
Indus Realty Trust, Inc. ............... 576 40,378
Industrial Logistics Properties Trust ....... 7,505 190,702
Innovative Industrial Properties, Inc.
(b)
..... 2,789 644,733
iStar , Inc.
(b)
....................... 8,154 204,502
Kite Realty Group Trust ............... 9,703 197,553
Lexington Realty Trust
(b)
.............. 32,732 417,333
LTC Properties, Inc. ................. 4,502 142,668
Macerich Co. (The)
(b)
................ 23,579 394,005
Mack-Cali Realty Corp. ............... 10,338 176,987
Monmouth Real Estate Investment Corp. ... 11,043 205,952
National Health Investors, Inc. .......... 5,220 279,270
National Storage Affiliates Trust ......... 9,351 493,639
NETSTREIT Corp. .................. 4,734 111,959
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
NexPoint Residential Trust, Inc. ......... 2,645 $ 163,673
Office Properties Income Trust .......... 5,756 145,805
One Liberty Properties, Inc. ............ 1,954 59,577
Outfront Media, Inc. ................. 17,362 437,522
Paramount Group, Inc. ............... 21,973 197,537
Pebblebrook Hotel Trust .............. 15,509 347,557
Phillips Edison & Co., Inc. ............. 2,206 67,746
Physicians Realty Trust ............... 25,613 451,301
Piedmont Office Realty Trust, Inc., Class A .. 14,912 259,916
Plymouth Industrial REIT, Inc. .......... 3,594 81,764
Postal Realty Trust, Inc., Class A ........ 1,452 27,065
PotlatchDeltic Corp. ................. 7,844 404,594
Preferred Apartment Communities, Inc., Class
A ........................... 6,414 78,443
PS Business Parks, Inc.
(b)
............. 2,397 375,706
Retail Opportunity Investments Corp.
(b)
.... 14,207 247,486
Retail Properties of America, Inc., Class A .. 25,593 329,638
Retail Value, Inc. ................... 2,123 55,899
RLJ Lodging Trust .................. 19,532 290,246
RPT Realty ....................... 9,194 117,315
Ryman Hospitality Properties, Inc.
(a)
...... 6,330 529,821
Sabra Health Care REIT, Inc. ........... 25,979 382,411
Safehold , Inc.
(b)
.................... 2,168 155,858
Saul Centers, Inc. .................. 1,379 60,759
Seritage Growth Properties, Class A
(a)
..... 4,305 63,843
Service Properties Trust .............. 19,168 214,873
SITE Centers Corp. ................. 20,672 319,176
STAG Industrial, Inc. ................ 19,198 753,521
Summit Hotel Properties, Inc.
(a)
......... 12,452 119,913
Sunstone Hotel Investors, Inc.
(a)(b)
........ 25,642 306,165
Tanger Factory Outlet Centers, Inc.
(b)
...... 11,973 195,160
Terreno Realty Corp. ................ 8,180 517,221
UMH Properties, Inc. ................ 4,828 110,561
Uniti Group, Inc. ................... 23,071 285,388
Universal Health Realty Income Trust ..... 1,445 79,865
Urban Edge Properties ............... 13,814 252,934
Urstadt Biddle Properties, Inc., Class A .... 3,344 63,302
Washington REIT
(b)
................. 10,102 250,025
Whitestone REIT ................... 4,547 44,470
Xenia Hotels & Resorts, Inc.
(a)
.......... 13,366 237,113
21,193,747
Food & Staples Retailing — 0.9%
Andersons, Inc. (The) ................ 3,864 119,127
BJ's Wholesale Club Holdings, Inc.
(a)
...... 16,132 885,970
Chefs' Warehouse, Inc. (The)
(a)
......... 3,479 113,311
HF Foods Group, Inc.
(a)
............... 4,816 29,137
Ingles Markets, Inc., Class A ........... 1,713 113,109
MedAvail Holdings, Inc.
(a)
............. 1,398 4,082
Natural Grocers by Vitamin Cottage, Inc. ... 1,090 12,230
Performance Food Group Co.
(a)
......... 17,843 828,986
PriceSmart , Inc. .................... 2,789 216,287
Rite Aid Corp.
(a)
.................... 6,261 88,906
SpartanNash Co. ................... 4,412 96,623
Sprouts Farmers Market, Inc.
(a)
.......... 13,506 312,934
United Natural Foods, Inc.
(a)(b)
.......... 6,657 322,332
Village Super Market, Inc., Class A ....... 1,150 24,932
Weis Markets, Inc.
(b)
................. 1,962 103,103
3,271,069
Food Products — 0.9%
AppHarvest , Inc.
(a)
.................. 8,210 53,529
B&G Foods, Inc.
(b)
.................. 7,538 225,311
Calavo Growers, Inc. ................ 2,114 80,839
Cal-Maine Foods, Inc. ................ 4,199 151,836
Fresh Del Monte Produce, Inc. .......... 3,827 123,306

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
Food Products (continued)
Hostess Brands, Inc.
(a)
............... 15,745 $ 273,491
J&J Snack Foods Corp. .............. 1,759 268,810
John B Sanfilippo & Son, Inc. ........... 1,021 83,436
Laird Superfood, Inc.
(a)
............... 739 14,100
Lancaster Colony Corp.
(b)
............. 2,203 371,888
Landec Corp.
(a)
.................... 3,530 32,547
Limoneira Co. ..................... 2,145 34,685
Mission Produce, Inc.
(a)(b)
.............. 4,423 81,295
Sanderson Farms, Inc. ............... 2,368 445,658
Seneca Foods Corp., Class A
(a)
......... 827 39,878
Simply Good Foods Co. (The)
(a)
......... 9,856 339,933
Tattooed Chef, Inc., Class A
(a)
.......... 5,578 102,802
Tootsie Roll Industries, Inc.
(b)
........... 1,841 56,022
TreeHouse Foods, Inc.
(a)
.............. 6,202 247,336
Utz Brands, Inc., Class A
(b)
............ 6,470 110,831
Vital Farms, Inc.
(a)
.................. 2,850 50,074
Whole Earth Brands, Inc., Class A
(a)
...... 4,458 51,490
3,239,097
Gas Utilities — 0.8%
Brookfield Infrastructure Corp., Class A .... 6,288 376,525
Chesapeake Utilities Corp. ............ 2,038 244,662
New Jersey Resources Corp. ........... 11,373 395,894
Northwest Natural Holding Co. .......... 3,676 169,059
ONE Gas, Inc. ..................... 6,136 388,838
South Jersey Industries, Inc. ........... 12,079 256,800
Southwest Gas Holdings, Inc. .......... 6,919 462,743
Spire, Inc.
(b)
....................... 6,049 370,078
2,664,599
Health Care Equipment & Supplies — 3.6%
Accelerate Diagnostics, Inc.
(a)
.......... 4,258 24,824
Accuray , Inc.
(a)
..................... 11,905 47,025
Acutus Medical, Inc.
(a)
................ 1,871 16,540
Alphatec Holdings, Inc.
(a)
.............. 8,211 100,092
AngioDynamics , Inc.
(a)
............... 4,358 113,047
Apyx Medical Corp.
(a)
................ 3,441 47,658
Asensus Surgical, Inc.
(a)
.............. 27,909 51,632
Aspira Women's Health, Inc.
(a)
.......... 9,969 32,399
AtriCure , Inc.
(a)
.................... 5,323 370,215
Atrion Corp. ...................... 159 110,902
Avanos Medical, Inc.
(a)
............... 5,536 172,723
AxoGen , Inc.
(a)
..................... 4,747 75,003
Axonics , Inc.
(a)
..................... 5,393 351,030
BioLife Solutions, Inc.
(a)
............... 2,912 123,236
Bioventus , Inc., Class A
(a)
............. 1,424 20,164
Butterfly Network, Inc., Class A
(a)
........ 21,490 224,356
Cardiovascular Systems, Inc.
(a)
.......... 4,687 153,874
Cerus Corp.
(a)
..................... 20,119 122,525
ClearPoint Neuro, Inc.
(a)
.............. 2,244 39,831
CONMED Corp. .................... 3,414 446,654
CryoLife , Inc.
(a)
.................... 4,519 100,729
CryoPort , Inc.
(a)
.................... 4,773 317,452
Cutera , Inc.
(a)
..................... 2,055 95,763
CytoSorbents Corp.
(a)
................ 5,384 43,718
DarioHealth Corp.
(a)(b)
................ 1,608 21,949
Eargo , Inc.
(a)
...................... 2,303 15,499
Glaukos Corp.
(a)
.................... 5,384 259,347
Haemonetics Corp.
(a)
................ 6,018 424,811
Heska Corp.
(a)
..................... 1,143 295,511
Inari Medical, Inc.
(a)(b)
................ 4,055 328,860
Inogen , Inc.
(a)
..................... 2,345 101,046
Integer Holdings Corp.
(a)
.............. 3,919 350,123
Intersect ENT, Inc.
(a)
................. 4,011 109,099
Invacare Corp.
(a)
................... 4,437 21,120
iRadimed Corp.
(a)
................... 746 25,058
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
iRhythm Technologies, Inc.
(a)
........... 3,421 $ 200,334
Lantheus Holdings, Inc.
(a)
............. 7,945 204,028
LeMaitre Vascular, Inc. ............... 2,158 114,568
LivaNova plc
(a)
..................... 6,356 503,332
Meridian Bioscience, Inc.
(a)
............ 5,242 100,856
Merit Medical Systems, Inc.
(a)
........... 5,977 429,149
Mesa Laboratories, Inc. .............. 572 172,950
Misonix , Inc.
(a)
..................... 1,357 34,332
Natus Medical, Inc.
(a)
................ 3,923 98,389
Neogen Corp.
(a)
.................... 12,670 550,258
Neuronetics , Inc.
(a)
.................. 2,979 19,542
NeuroPace , Inc.
(a)
.................. 831 13,171
Nevro Corp.
(a)
..................... 4,042 470,408
NuVasive , Inc.
(a)
.................... 6,179 369,813
OraSure Technologies, Inc.
(a)
........... 8,001 90,491
Ortho Clinical Diagnostics Holdings plc
(a)
... 13,027 240,739
Orthofix Medical, Inc.
(a)
............... 2,289 87,257
OrthoPediatrics Corp.
(a)
............... 1,590 104,161
Outset Medical, Inc.
(a)
................ 5,457 269,794
PAVmed , Inc.
(a)
.................... 7,941 67,816
Pulmonx Corp.
(a)
................... 3,029 108,983
Pulse Biosciences, Inc.
(a)
.............. 1,765 38,124
Quotient Ltd.
(a)
..................... 9,414 22,029
Retractable Technologies, Inc.
(a)
......... 1,830 20,185
SeaSpine Holdings Corp.
(a)
............ 4,002 62,951
Senseonics Holdings, Inc.
(a)(b)
........... 49,547 167,964
Shockwave Medical, Inc.
(a)
............. 3,971 817,549
SI-BONE, Inc.
(a)
.................... 3,832 82,081
Sientra , Inc.
(a)
..................... 7,772 44,534
Sight Sciences, Inc.
(a)
................ 1,311 29,760
Silk Road Medical, Inc.
(a)
.............. 4,046 222,651
Soliton, Inc.
(a)
..................... 1,253 25,511
STAAR Surgical Co.
(a)
................ 5,592 718,740
Stereotaxis , Inc.
(a)
.................. 5,928 31,893
Surmodics , Inc.
(a)
................... 1,590 88,404
Tactile Systems Technology, Inc.
(a)
....... 2,366 105,169
Talis Biomedical Corp.
(a)
.............. 1,225 7,656
TransMedics Group, Inc.
(a)
............. 3,161 104,597
Treace Medical Concepts, Inc.
(a)
......... 1,304 35,078
Utah Medical Products, Inc. ............ 456 42,335
Vapotherm , Inc.
(a)
................... 2,658 59,194
Varex Imaging Corp.
(a)
............... 4,501 126,928
ViewRay , Inc.
(a)
.................... 17,061 123,010
Zynex , Inc.
(a)
...................... 2,065 23,520
12,404,049
Health Care Providers & Services — 3.0%
1Life Healthcare, Inc.
(a)
............... 13,908 281,637
Accolade, Inc.
(a)
.................... 6,005 253,231
AdaptHealth Corp.
(a)(b)
................ 8,434 196,428
Addus HomeCare Corp.
(a)
............. 1,865 148,734
Agiliti , Inc.
(a)
...................... 2,696 51,332
Alignment Healthcare, Inc.
(a)(b)
.......... 3,142 50,209
AMN Healthcare Services, Inc.
(a)
......... 5,531 634,682
Apollo Medical Holdings, Inc.
(a)
.......... 4,433 403,625
Apria, Inc.
(a)(b)
..................... 1,776 65,978
Aveanna Healthcare Holdings, Inc.
(a)
...... 4,603 36,916
Biodesix , Inc.
(a)
.................... 1,465 12,042
Brookdale Senior Living, Inc.
(a)
.......... 22,076 139,079
Castle Biosciences, Inc.
(a)
............. 2,541 168,976
Community Health Systems, Inc.
(a)
....... 14,822 173,417
CorVel Corp.
(a)
..................... 1,059 197,207
Covetrus , Inc.
(a)
.................... 12,346 223,956
Cross Country Healthcare, Inc.
(a)
........ 4,089 86,850
Ensign Group, Inc. (The) .............. 6,184 463,120
Exagen , Inc.
(a)
..................... 1,395 18,972

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Fulgent Genetics, Inc.
(a)
.............. 2,420 $ 217,679
Hanger, Inc.
(a)
..................... 4,420 97,063
HealthEquity , Inc.
(a)
.................. 9,627 623,445
InfuSystem Holdings, Inc.
(a)
............ 2,397 31,233
Innovage Holding Corp.
(a)
............. 2,186 14,449
Joint Corp. (The)
(a)(b)
................. 1,617 158,498
LHC Group, Inc.
(a)
.................. 3,594 563,935
LifeStance Health Group, Inc.
(a)(b)
........ 5,463 79,213
Magellan Health, Inc.
(a)
............... 2,749 259,918
MEDNAX, Inc.
(a)
.................... 9,081 258,173
ModivCare , Inc.
(a)
................... 1,473 267,526
National HealthCare Corp. ............. 1,502 105,110
National Research Corp. .............. 1,716 72,364
Ontrak , Inc.
(a)
..................... 1,057 10,612
Option Care Health, Inc.
(a)
............. 17,616 427,364
Owens & Minor, Inc.
(b)
................ 8,653 270,752
Patterson Cos., Inc.
(b)
................ 9,891 298,115
Pennant Group, Inc. (The)
(a)
............ 3,078 86,461
PetIQ , Inc.
(a)
...................... 3,149 78,631
Privia Health Group, Inc.
(a)
............. 2,339 55,107
Progyny , Inc.
(a)(b)
................... 7,346 411,376
R1 RCM, Inc.
(a)
.................... 13,982 307,744
RadNet , Inc.
(a)
..................... 5,184 151,943
Select Medical Holdings Corp. .......... 13,004 470,355
Sharps Compliance Corp.
(a)
............ 1,721 14,233
SOC Telemed , Inc.
(a)
................. 4,883 11,036
Surgery Partners, Inc.
(a)
.............. 3,781 160,088
Tenet Healthcare Corp.
(a)
.............. 12,500 830,500
Tivity Health, Inc.
(a)
.................. 5,047 116,384
Triple-S Management Corp., Class B
(a)(e)
... 2,677 94,685
US Physical Therapy, Inc.
(b)
............ 1,542 170,545
Viemed Healthcare, Inc.
(a)
............. 4,574 25,386
10,346,314
Health Care Technology — 1.3%
Allscripts Healthcare Solutions, Inc.
(a)
..... 14,587 195,028
American Well Corp., Class A
(a)(b)
........ 21,548 196,302
Castlight Health, Inc., Class B
(a)
......... 14,244 22,363
Computer Programs & Systems, Inc.
(a)
..... 1,726 61,204
Evolent Health, Inc., Class A
(a)
.......... 9,122 282,782
Forian , Inc.
(a)
...................... 2,165 22,343
Health Catalyst, Inc.
(a)(b)
............... 5,901 295,109
HealthStream , Inc.
(a)
................. 2,974 84,997
iCAD , Inc.
(a)
....................... 2,620 28,165
Inovalon Holdings, Inc., Class A
(a)
........ 8,755 352,739
Inspire Medical Systems, Inc.
(a)
......... 3,165 737,065
Multiplan Corp., Class A
(a)
............. 26,720 150,434
NantHealth , Inc.
(a)
.................. 3,558 5,728
NextGen Healthcare, Inc.
(a)
............ 6,989 98,545
Omnicell , Inc.
(a)
.................... 5,064 751,650
OptimizeRx Corp.
(a)
................. 2,016 172,469
Phreesia , Inc.
(a)
.................... 5,752 354,898
Schrodinger, Inc.
(a)
.................. 5,405 295,545
Simulations Plus, Inc. ................ 1,835 72,482
Tabula Rasa HealthCare, Inc.
(a)
......... 2,751 72,104
Vocera Communications, Inc.
(a)(b)
........ 4,059 185,740
4,437,692
Hotels, Restaurants & Leisure — 2.5%
Accel Entertainment, Inc.
(a)
............ 6,784 82,358
Bally's Corp.
(a)(b)
.................... 3,895 195,295
Biglari Holdings, Inc., Class B
(a)
......... 133 22,851
BJ's Restaurants, Inc.
(a)
............... 2,674 111,666
Bloomin ' Brands, Inc.
(a)
............... 10,444 261,100
Bluegreen Vacations Holding Corp.
(a)
...... 1,668 43,034
Brinker International, Inc.
(a)
............ 5,385 264,134
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Carrols Restaurant Group, Inc. .......... 4,613 $ 16,884
Century Casinos, Inc.
(a)
............... 3,588 48,330
Cheesecake Factory, Inc. (The)
(a)(b)
....... 5,129 241,063
Chuy's Holdings, Inc.
(a)
............... 2,210 69,681
Cracker Barrel Old Country Store, Inc.
(b)
... 2,830 395,747
Dave & Buster's Entertainment, Inc.
(a)
..... 5,156 197,630
Del Taco Restaurants, Inc. ............. 3,868 33,768
Denny's Corp.
(a)
.................... 7,572 123,727
Dine Brands Global, Inc.
(a)
............. 1,874 152,188
Drive Shack, Inc.
(a)
.................. 9,854 27,690
El Pollo Loco Holdings, Inc.
(a)
........... 2,146 36,267
Esports Technologies, Inc.
(a)
............ 1,303 43,742
Everi Holdings, Inc.
(a)
................ 10,229 247,337
F45 Training Holdings, Inc.
(a)
........... 2,412 36,084
Fiesta Restaurant Group, Inc.
(a)
......... 1,866 20,451
Full House Resorts, Inc.
(a)
............. 3,902 41,400
GAN Ltd.
(a)(e)
...................... 4,785 71,153
Golden Entertainment, Inc.
(a)
........... 2,047 100,487
Golden Nugget Online Gaming, Inc.
(a)
..... 4,695 81,552
Hall of Fame Resort & Entertainment Co.
(a)
.. 6,558 17,379
Hilton Grand Vacations, Inc.
(a)
.......... 9,983 474,891
International Game Technology plc
(a)
...... 11,728 308,681
Jack in the Box, Inc. ................. 2,568 249,943
Krispy Kreme, Inc.
(a)(b)
................ 2,585 36,190
Kura Sushi USA, Inc., Class A
(a)
......... 452 19,743
Lindblad Expeditions Holdings, Inc.
(a)
...... 3,333 48,629
Monarch Casino & Resort, Inc.
(a)
......... 1,525 102,160
Nathan's Famous, Inc. ............... 366 22,388
NeoGames SA
(a)(e)
.................. 666 24,456
Noodles & Co.
(a)
.................... 5,120 60,416
ONE Group Hospitality, Inc. (The)
(a)
....... 2,331 24,918
Papa John's International, Inc.
(b)
......... 3,862 490,435
PlayAGS , Inc.
(a)
.................... 3,591 28,297
RCI Hospitality Holdings, Inc. ........... 962 65,907
Red Robin Gourmet Burgers, Inc.
(a)
....... 2,011 46,374
Red Rock Resorts, Inc., Class A
(a)
........ 7,355 376,723
Rush Street Interactive, Inc.
(a)
.......... 6,242 119,909
Ruth's Hospitality Group, Inc.
(a)
.......... 4,161 86,174
Scientific Games Corp., Class A
(a)
........ 11,318 940,186
SeaWorld Entertainment, Inc.
(a)
......... 6,071 335,848
Shake Shack, Inc., Class A
(a)
........... 4,381 343,733
Target Hospitality Corp.
(a)
............. 4,408 16,442
Texas Roadhouse, Inc. ............... 8,239 752,468
Wingstop , Inc. ..................... 3,501 573,919
8,531,828
Household Durables — 1.8%
Aterian , Inc.
(a)(b)
.................... 2,360 25,559
Bassett Furniture Industries, Inc. ........ 1,111 20,120
Beazer Homes USA, Inc.
(a)
............ 3,274 56,477
Casper Sleep, Inc.
(a)
................. 4,414 18,848
Cavco Industries, Inc.
(a)
............... 1,087 257,336
Century Communities, Inc. ............ 3,554 218,393
Ethan Allen Interiors, Inc. ............. 2,630 62,331
Flexsteel Industries, Inc.
(b)
............. 792 24,457
GoPro, Inc., Class A
(a)
................ 15,442 144,537
Green Brick Partners, Inc.
(a)
............ 3,703 75,986
Hamilton Beach Brands Holding Co., Class A 1,018 15,952
Helen of Troy Ltd.
(a)
................. 2,837 637,417
Hooker Furnishings Corp. ............. 1,244 33,576
Hovnanian Enterprises, Inc., Class A
(a)
..... 610 58,798
Installed Building Products, Inc. ......... 2,749 294,555
iRobot Corp.
(a)(b)
.................... 3,302 259,207
KB Home ........................ 9,852 383,440
Landsea Homes Corp.
(a)
.............. 1,327 11,492
La-Z-Boy, Inc. ..................... 5,154 166,113

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
Household Durables (continued)
Legacy Housing Corp.
(a)
.............. 963 $ 17,305
LGI Homes, Inc.
(a)(b)
................. 2,577 365,702
Lifetime Brands, Inc. ................. 1,738 31,614
Lovesac Co. (The)
(a)
................. 1,524 100,721
M/I Homes, Inc.
(a)
................... 3,362 194,324
MDC Holdings, Inc. ................. 6,715 313,725
Meritage Homes Corp.
(a)
.............. 4,412 427,964
Purple Innovation, Inc.
(a)
.............. 6,778 142,474
Skyline Champion Corp.
(a)(b)
............ 6,267 376,396
Snap One Holdings Corp.
(a)
............ 1,563 26,055
Sonos , Inc.
(a)
...................... 14,152 457,959
Taylor Morrison Home Corp.
(a)(b)
......... 14,358 370,149
Traeger , Inc.
(a)
..................... 2,655 55,569
TRI Pointe Homes, Inc.
(a)
.............. 13,300 279,566
Tupperware Brands Corp.
(a)
............ 5,798 122,454
Universal Electronics, Inc.
(a)
............ 1,564 77,027
VOXX International Corp.
(a)
............ 1,776 20,335
Vuzix Corp.
(a)(b)
.................... 7,000 73,220
Weber, Inc., Class A
(a)(b)
............... 2,002 35,215
6,252,368
Household Products — 0.3%
Central Garden & Pet Co.
(a)
............ 1,288 61,824
Central Garden & Pet Co., Class A
(a)
...... 4,868 209,324
Energizer Holdings, Inc. .............. 8,120 317,086
Oil- Dri Corp. of America .............. 656 22,960
WD-40 Co. ....................... 1,584 366,664
977,858
Independent Power and Renewable Electricity Producers — 0.3%
Clearway Energy, Inc. ................ 4,103 115,705
Clearway Energy, Inc., Class C
(b)
........ 9,789 296,313
Ormat Technologies, Inc.
(b)
............ 5,272 351,168
Sunnova Energy International, Inc.
(a)
...... 9,976 328,609
1,091,795
Industrial Conglomerates — 0.1%
Raven Industries, Inc. ................ 4,255 245,131
Insurance — 1.8%
Ambac Financial Group, Inc.
(a)
.......... 5,411 77,486
American Equity Investment Life Holding Co. 9,737 287,923
American National Group, Inc. .......... 889 168,048
AMERISAFE, Inc. .................. 2,218 124,563
Argo Group International Holdings Ltd. .... 3,782 197,496
Bright Health Group, Inc.
(a)
............. 6,246 50,967
BRP Group, Inc., Class A
(a)
............ 5,506 183,295
Citizens, Inc.
(a)
..................... 6,570 40,800
CNO Financial Group, Inc.
(b)
........... 15,012 353,382
Crawford & Co., Class A .............. 2,073 18,595
Donegal Group, Inc., Class A ........... 2,010 29,125
eHealth, Inc.
(a)
..................... 2,912 117,936
Employers Holdings, Inc. .............. 3,300 130,317
Enstar Group Ltd.
(a)
................. 1,461 342,941
Genworth Financial, Inc., Class A
(a)
....... 61,267 229,751
Goosehead Insurance, Inc., Class A
(b)
..... 2,112 321,636
Greenlight Capital Re Ltd., Class A
(a)
...... 2,557 18,896
HCI Group, Inc. .................... 668 73,994
Heritage Insurance Holdings, Inc. ........ 2,379 16,201
Horace Mann Educators Corp. .......... 4,848 192,902
Independence Holding Co. ............ 445 22,068
Investors Title Co. .................. 172 31,407
James River Group Holdings Ltd. ........ 3,796 143,223
Kinsale Capital Group, Inc. ............ 2,561 414,114
Maiden Holdings Ltd.
(a)
............... 8,292 26,203
MBIA, Inc.
(a)
...................... 5,521 70,945
MetroMile , Inc.
(a)
................... 4,380 15,549
Security
Shares
Shares Value
Insurance (continued)
National Western Life Group, Inc., Class A .. 298 $ 62,756
NI Holdings, Inc.
(a)
.................. 801 14,066
Palomar Holdings, Inc.
(a)
.............. 2,931 236,913
ProAssurance Corp. ................. 6,229 148,126
RLI Corp. ........................ 4,674 468,662
Safety Insurance Group, Inc. ........... 1,721 136,389
Selective Insurance Group, Inc. ......... 6,957 525,462
Selectquote , Inc.
(a)
.................. 15,449 199,756
SiriusPoint Ltd.
(a)(e)
.................. 10,623 98,369
State Auto Financial Corp. ............. 2,078 105,874
Stewart Information Services Corp. ....... 3,201 202,495
Tiptree, Inc. ...................... 3,208 32,144
Trean Insurance Group, Inc.
(a)
.......... 2,154 22,294
Trupanion , Inc.
(a)(b)
.................. 4,551 353,476
United Fire Group, Inc. ............... 2,555 59,020
United Insurance Holdings Corp. ........ 2,729 9,906
Universal Insurance Holdings, Inc. ....... 3,335 43,488
6,418,959
Interactive Media & Services — 0.4%
(a)
Cargurus , Inc.
(b)
.................... 11,159 350,504
Cars.com, Inc. ..................... 7,880 99,682
Eventbrite, Inc., Class A .............. 8,953 169,301
EverQuote , Inc., Class A .............. 2,254 41,992
fuboTV , Inc. ...................... 15,304 366,684
Liberty TripAdvisor Holdings, Inc., Class A .. 9,645 29,803
MediaAlpha , Inc., Class A ............. 2,471 46,158
QuinStreet , Inc. .................... 5,922 103,991
TrueCar , Inc. ...................... 11,422 47,516
Yelp, Inc. ........................ 8,347 310,842
1,566,473
Internet & Direct Marketing Retail — 0.8%
1-800-Flowers.com, Inc., Class A
(a)
....... 3,264 99,585
CarParts.com, Inc.
(a)(b)
................ 5,652 88,228
Duluth Holdings, Inc., Class B
(a)
......... 1,141 15,552
Groupon, Inc.
(a)
.................... 2,629 59,967
Lands' End, Inc.
(a)
.................. 1,728 40,677
Liquidity Services, Inc.
(a)
.............. 3,171 68,525
Overstock.com, Inc.
(a)(b)
............... 5,060 394,275
PetMed Express, Inc.
(b)
............... 2,238 60,135
Porch Group, Inc.
(a)(b)
................ 9,074 160,428
Quotient Technology, Inc.
(a)
............ 10,746 62,542
RealReal , Inc. (The)
(a)
................ 9,379 123,615
Revolve Group, Inc., Class A
(a)(b)
......... 4,284 264,623
Shutterstock , Inc. ................... 2,728 309,137
Stamps.com, Inc.
(a)
.................. 2,094 690,580
Stitch Fix, Inc., Class A
(a)
.............. 7,048 281,568
Xometry , Inc., Class A
(a)
.............. 949 54,729
2,774,166
IT Services — 1.5%
BigCommerce Holdings, Inc.
(a)
.......... 5,605 283,837
Brightcove , Inc.
(a)
................... 5,141 59,327
Cantaloupe, Inc.
(a)(b)
................. 6,951 74,932
Cass Information Systems, Inc. ......... 1,674 70,057
Conduent , Inc.
(a)
................... 19,803 130,502
CSG Systems International, Inc. ......... 3,946 190,197
DigitalOcean Holdings, Inc.
(a)(b)
.......... 5,830 452,583
EVERTEC, Inc.
(e)
................... 7,128 325,892
Evo Payments, Inc., Class A
(a)
.......... 5,634 133,413
ExlService Holdings, Inc.
(a)
............ 3,834 472,042
Flywire Corp.
(a)
.................... 1,426 62,516
GreenBox POS
(a)(b)
.................. 2,072 17,177
GreenSky , Inc., Class A
(a)
............. 8,321 93,029
Grid Dynamics Holdings, Inc.
(a)
.......... 4,959 144,902

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
IT Services (continued)
Hackett Group, Inc. (The) ............. 2,752 $ 53,994
I3 Verticals, Inc., Class A
(a)
............. 2,627 63,600
IBEX Holdings Ltd.
(a)
................. 759 12,903
International Money Express, Inc.
(a)
....... 3,565 59,535
Limelight Networks, Inc.
(a)
............. 16,277 38,739
LiveRamp Holdings, Inc.
(a)
............. 7,754 366,221
Maximus, Inc. ..................... 7,218 600,538
MoneyGram International, Inc.
(a)
......... 9,391 75,316
Paya Holdings, Inc., Class A
(a)
.......... 9,807 106,602
Perficient , Inc.
(a)(b)
................... 3,883 449,263
Priority Technology Holdings, Inc.
(a)
....... 801 5,351
Rackspace Technology, Inc.
(a)
.......... 6,415 91,221
Repay Holdings Corp.
(a)(b)
............. 10,194 234,768
StarTek , Inc.
(a)
..................... 2,147 11,830
TTEC Holdings, Inc.
(b)
................ 2,194 205,205
Tucows , Inc., Class A
(a)
............... 1,089 85,977
Unisys Corp.
(a)
..................... 7,794 195,941
Verra Mobility Corp.
(a)
................ 15,587 234,896
5,402,306
Leisure Products — 0.5%
Acushnet Holdings Corp. .............. 4,128 192,778
American Outdoor Brands, Inc.
(a)
........ 1,842 45,239
AMMO, Inc.
(a)(b)
.................... 7,863 48,357
Callaway Golf Co.
(a)
................. 13,806 381,460
Clarus Corp. ...................... 2,888 74,019
Escalade, Inc. ..................... 1,239 23,429
Genius Brands International, Inc.
(a)
....... 33,666 45,786
Johnson Outdoors, Inc., Class A ......... 636 67,289
Latham Group, Inc.
(a)
................ 2,769 45,412
Malibu Boats, Inc., Class A
(a)
........... 2,472 172,991
Marine Products Corp. ............... 684 8,557
MasterCraft Boat Holdings, Inc.
(a)
........ 2,213 55,502
Nautilus, Inc.
(a)
..................... 3,299 30,714
Smith & Wesson Brands, Inc. ........... 5,641 117,107
Sturm Ruger & Co., Inc. .............. 2,027 149,552
Vista Outdoor, Inc.
(a)
................. 6,767 272,778
1,730,970
Life Sciences Tools & Services — 1.0%
(a)
Absci Corp. ....................... 1,633 18,992
Akoya Biosciences, Inc. .............. 911 12,718
Alpha Teknova , Inc. ................. 819 20,385
Berkeley Lights, Inc. ................. 5,719 111,864
Bionano Genomics, Inc.
(b)
............. 33,551 184,530
ChromaDex Corp. .................. 5,439 34,102
Codex DNA, Inc. ................... 912 10,151
Codexis , Inc.
(b)
..................... 7,084 164,774
Cytek Biosciences, Inc. ............... 1,890 40,465
Fluidigm Corp. ..................... 9,238 60,878
Harvard Bioscience, Inc. .............. 4,638 32,373
Inotiv , Inc. ........................ 1,545 45,176
Medpace Holdings, Inc. .............. 3,412 645,823
NanoString Technologies, Inc. .......... 5,292 254,069
NeoGenomics , Inc. ................. 13,344 643,715
Pacific Biosciences of California, Inc. ..... 22,827 583,230
Personalis , Inc. .................... 4,247 81,712
Quanterix Corp. .................... 3,681 183,277
Rapid Micro Biosystems , Inc., Class A ..... 941 17,380
Seer, Inc. ........................ 4,897 169,093
Singular Genomics Systems, Inc. ........ 1,393 15,588
3,330,295
Machinery — 3.9%
AgEagle Aerial Systems, Inc.
(a)
.......... 7,961 23,963
Alamo Group, Inc.
(b)
................. 1,186 165,483
Security
Shares
Shares Value
Machinery (continued)
Albany International Corp., Class A ....... 3,671 $ 282,190
Altra Industrial Motion Corp. ........... 7,545 417,616
Astec Industries, Inc. ................ 2,763 148,677
Barnes Group, Inc. .................. 5,550 231,601
Blue Bird Corp.
(a)
................... 1,694 35,337
Chart Industries, Inc.
(a)
............... 4,298 821,391
CIRCOR International, Inc.
(a)
........... 2,124 70,113
Columbus McKinnon Corp. ............ 3,321 160,570
Commercial Vehicle Group, Inc.
(a)
........ 3,823 36,166
Desktop Metal, Inc., Class A
(a)
.......... 17,744 127,224
Douglas Dynamics, Inc. .............. 2,622 95,179
Energy Recovery, Inc.
(a)
.............. 5,079 96,653
Enerpac Tool Group Corp.
(b)
............ 7,030 145,732
EnPro Industries, Inc. ................ 2,449 213,357
ESCO Technologies, Inc. ............. 3,037 233,849
Evoqua Water Technologies Corp.
(a)
...... 13,529 508,149
ExOne Co. (The)
(a)
.................. 1,831 42,809
Federal Signal Corp. ................ 7,092 273,893
Franklin Electric Co., Inc. ............. 5,532 441,730
Gorman-Rupp Co. (The)
(b)
............. 2,709 97,009
Greenbrier Cos., Inc. (The)
(b)
........... 3,729 160,310
Helios Technologies, Inc.
(b)
............ 3,806 312,511
Hillenbrand, Inc. ................... 8,587 366,235
Hydrofarm Holdings Group, Inc.
(a)
........ 4,581 173,391
Hyliion Holdings Corp., Class A
(a)
........ 13,984 117,466
Hyster -Yale Materials Handling, Inc. ...... 1,227 61,669
Ideanomics , Inc.
(a)(b)
................. 48,734 96,006
John Bean Technologies Corp. .......... 3,672 516,100
Kadant , Inc. ...................... 1,356 276,760
Kennametal, Inc. ................... 9,839 336,789
Lindsay Corp. ..................... 1,300 197,327
Luxfer Holdings plc
(e)
................ 3,156 61,952
Lydall , Inc.
(a)
...................... 2,072 128,650
Manitowoc Co., Inc. (The)
(a)
............ 3,913 83,816
Mayville Engineering Co., Inc.
(a)
......... 1,380 25,944
Meritor, Inc.
(a)
..................... 7,986 170,182
Miller Industries, Inc. ................ 1,464 49,834
Mueller Industries, Inc. ............... 6,554 269,369
Mueller Water Products, Inc., Class A
(b)
.... 18,440 280,657
Nikola Corp.
(a)
..................... 26,483 282,574
NN, Inc.
(a)
........................ 4,836 25,389
Omega Flex, Inc.
(b)
.................. 375 53,509
Park-Ohio Holdings Corp. ............. 985 25,137
Proto Labs, Inc.
(a)
................... 3,307 220,246
RBC Bearings, Inc.
(a)
................ 3,291 698,350
REV Group, Inc. ................... 3,482 59,751
Rexnord Corp. ..................... 14,283 918,254
Shyft Group, Inc. (The) ............... 4,015 152,610
SPX Corp.
(a)
...................... 5,121 273,717
SPX FLOW, Inc.
(b)
.................. 4,892 357,605
Standex International Corp. ............ 1,381 136,595
Tennant Co. ...................... 2,187 161,729
Terex Corp. ....................... 8,054 339,073
Titan International, Inc.
(a)
.............. 6,023 43,125
TriMas Corp.
(a)
..................... 5,245 169,728
Trinity Industries, Inc.
(b)
............... 9,275 252,002
Wabash National Corp. ............... 6,059 91,673
Watts Water Technologies, Inc., Class A .... 3,221 541,418
Welbilt , Inc.
(a)
...................... 15,588 362,265
13,518,409
Marine — 0.2%
Costamare , Inc.
(e)
................... 5,711 88,463
Eagle Bulk Shipping, Inc.
(a)
............ 842 42,454
Genco Shipping & Trading Ltd. .......... 3,832 77,138
Matson, Inc. ...................... 5,057 408,150

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
Marine (continued)
Safe Bulkers, Inc.
(a)(e)
................ 7,634 $ 39,468
655,673
Media — 1.2%
Advantage Solutions, Inc., Class A
(a)
...... 9,113 78,827
AMC Networks, Inc., Class A
(a)
.......... 3,512 163,624
Boston Omaha Corp., Class A
(a)
......... 2,079 80,624
Cardlytics, Inc.
(a)
................... 3,814 320,147
Clear Channel Outdoor Holdings, Inc.
(a)
.... 43,322 117,403
comScore, Inc.
(a)
................... 7,824 30,514
Daily Journal Corp.
(a)
................ 153 49,017
Digital Media Solutions, Inc., Class A
(a)(b)
... 1,111 8,055
Emerald Holding, Inc.
(a)
............... 2,520 10,937
Entercom Communications Corp., Class A
(a)
. 14,559 53,577
Entravision Communications Corp., Class A . 7,780 55,238
EW Scripps Co. (The), Class A .......... 7,028 126,926
Fluent, Inc.
(a)
...................... 4,481 10,172
Gannett Co., Inc.
(a)
.................. 15,986 106,786
Gray Television, Inc. ................. 10,125 231,053
Hemisphere Media Group, Inc.
(a)
......... 2,141 26,077
iHeartMedia , Inc., Class A
(a)
............ 13,360 334,267
Integral Ad Science Holding Corp.
(a)
...... 1,998 41,219
John Wiley & Sons, Inc., Class A ........ 5,148 268,777
Loral Space & Communications, Inc.
(b)(e)
... 1,511 64,988
Magnite , Inc.
(a)
..................... 15,282 427,896
Meredith Corp.
(a)
................... 4,682 260,787
National CineMedia , Inc. .............. 6,954 24,756
Scholastic Corp. ................... 3,103 110,622
Sinclair Broadcast Group, Inc., Class A
(b)
... 5,319 168,506
Stagwell , Inc.
(a)
.................... 7,455 57,180
TechTarget , Inc.
(a)
................... 2,958 243,798
TEGNA, Inc. ...................... 25,783 508,441
Thryv Holdings, Inc.
(a)
................ 772 23,191
WideOpenWest , Inc.
(a)
............... 6,242 122,655
4,126,060
Metals & Mining — 1.2%
Allegheny Technologies, Inc.
(a)
.......... 15,141 251,795
Arconic Corp.
(a)
.................... 13,169 415,350
Carpenter Technology Corp. ........... 5,773 189,008
Century Aluminum Co.
(a)
.............. 6,137 82,543
Coeur Mining, Inc.
(a)
................. 28,698 177,067
Commercial Metals Co. ............... 13,977 425,739
Compass Minerals International, Inc. ...... 4,068 261,979
Constellium SE, Class A
(a)
............. 14,644 275,014
Gatos Silver, Inc.
(a)
.................. 5,460 63,500
Haynes International, Inc. ............. 1,372 51,107
Hecla Mining Co.
(b)
.................. 62,567 344,119
Kaiser Aluminum Corp. ............... 1,906 207,678
Materion Corp. .................... 2,443 167,688
MP Materials Corp., Class A
(a)
.......... 8,702 280,465
Novagold Resources, Inc.
(a)(b)
........... 28,296 194,677
Olympic Steel, Inc. .................. 1,268 30,888
Perpetua Resources Corp.
(a)
........... 3,197 15,921
PolyMet Mining Corp.
(a)
............... 3,444 10,504
Ryerson Holding Corp. ............... 1,724 38,393
Schnitzer Steel Industries, Inc., Class A .... 2,967 129,984
SunCoke Energy, Inc. ................ 9,308 58,454
TimkenSteel Corp.
(a)
................. 5,216 68,225
Warrior Met Coal, Inc. ................ 6,058 140,970
Worthington Industries, Inc. ............ 3,937 207,480
4,088,548
Mortgage Real Estate Investment Trusts (REITs) — 1.3%
AFC Gamma, Inc. .................. 865 18,667
Apollo Commercial Real Estate Finance, Inc. 16,337 242,278
Security
Shares
Shares Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Arbor Realty Trust, Inc. ............... 15,254 $ 282,657
Ares Commercial Real Estate Corp. ...... 5,150 77,662
ARMOUR Residential REIT, Inc.
(b)
....... 9,707 104,641
Blackstone Mortgage Trust, Inc., Class A ... 17,406 527,750
BrightSpire Capital, Inc., Class A ........ 10,167 95,468
Broadmark Realty Capital, Inc. .......... 15,450 152,337
Capstead Mortgage Corp. ............. 10,957 73,302
Chimera Investment Corp.
(b)
............ 27,490 408,227
Dynex Capital, Inc. .................. 3,626 62,657
Ellington Financial, Inc. ............... 5,384 98,473
Granite Point Mortgage Trust, Inc. ....... 6,283 82,747
Great Ajax Corp. ................... 2,702 36,450
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.
(b)
................... 9,025 482,657
Invesco Mortgage Capital, Inc.
(b)
......... 28,732 90,506
KKR Real Estate Finance Trust, Inc.
(b)
..... 3,798 80,138
Ladder Capital Corp. ................ 13,296 146,921
MFA Financial, Inc.
(b)
................ 52,813 241,355
New York Mortgage Trust, Inc. .......... 43,925 187,121
Orchid Island Capital, Inc.
(b)
............ 12,909 63,125
PennyMac Mortgage Investment Trust ..... 11,589 228,187
Ready Capital Corp. ................. 6,901 99,581
Redwood Trust, Inc. ................. 13,236 170,612
TPG RE Finance Trust, Inc. ............ 7,288 90,225
Two Harbors Investment Corp.
(b)
......... 37,508 237,801
4,381,545
Multiline Retail — 0.4%
Big Lots, Inc. ...................... 4,142 179,597
Dillard's, Inc., Class A
(b)
............... 697 120,246
Franchise Group, Inc. ................ 3,380 119,686
Macy's, Inc. ...................... 36,976 835,658
1,255,187
Multi-Utilities — 0.3%
Avista Corp. ...................... 8,161 319,258
Black Hills Corp. ................... 7,421 465,742
NorthWestern Corp.
(b)
................ 6,060 347,238
Unitil Corp. ....................... 1,734 74,181
1,206,419
Oil, Gas & Consumable Fuels — 3.6%
Aemetis , Inc.
(a)
..................... 2,768 50,599
Alto Ingredients, Inc.
(a)(b)
.............. 8,531 42,143
Altus Midstream Co., Class A ........... 389 26,853
Antero Resources Corp.
(a)
............. 33,491 629,966
Arch Resources, Inc.
(a)(b)
.............. 1,775 164,631
Berry Corp. ....................... 7,488 53,988
Bonanza Creek Energy, Inc.
(b)
.......... 3,681 176,320
Brigham Minerals, Inc., Class A
(b)
........ 5,428 104,000
California Resources Corp.
(a)
........... 9,724 398,684
Callon Petroleum Co.
(a)
............... 4,759 233,572
Centennial Resource Development, Inc., Class
A
(a)
.......................... 21,599 144,713
Centrus Energy Corp., Class A
(a)
......... 1,127 43,570
Chesapeake Energy Corp. ............ 11,628 716,169
Clean Energy Fuels Corp.
(a)
............ 17,239 140,498
CNX Resources Corp.
(a)
.............. 25,241 318,541
Comstock Resources, Inc.
(a)
............ 10,924 113,063
CONSOL Energy, Inc.
(a)
.............. 3,650 94,973
Contango Oil & Gas Co.
(a)
............. 17,521 80,071
CVR Energy, Inc. ................... 3,889 64,791
Delek US Holdings, Inc. .............. 7,967 143,167
Denbury, Inc.
(a)
.................... 6,019 422,835
DHT Holdings, Inc.
(b)
................. 17,440 113,883
Dorian LPG Ltd. .................... 3,612 44,825

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Earthstone Energy, Inc., Class A
(a)
....... 2,568 $ 23,626
Energy Fuels, Inc.
(a)
................. 16,939 118,912
Equitrans Midstream Corp. ............ 48,789 494,720
Extraction Oil & Gas, Inc.
(a)
............ 1,865 105,279
Falcon Minerals Corp. ................ 5,943 27,932
Frontline Ltd.
(e)
.................... 13,916 130,393
Gevo , Inc.
(a)(b)
..................... 23,282 154,592
Golar LNG Ltd.
(a)(e)
.................. 11,759 152,514
Green Plains, Inc.
(a)
................. 4,336 141,570
HighPeak Energy, Inc. ............... 1,115 10,035
International Seaways, Inc. ............ 4,978 90,699
Kosmos Energy Ltd.
(a)(e)
............... 46,189 136,719
Laredo Petroleum, Inc.
(a)
.............. 1,501 121,686
Magnolia Oil & Gas Corp., Class A ....... 16,609 295,474
Matador Resources Co. .............. 13,211 502,546
Murphy Oil Corp. ................... 17,482 436,526
Nordic American Tankers Ltd.
(b)
......... 18,951 48,515
Northern Oil and Gas, Inc.
(b)
............ 5,706 122,108
Oasis Petroleum, Inc. ................ 2,407 239,304
Ovintiv , Inc. ....................... 30,851 1,014,381
Par Pacific Holdings, Inc.
(a)
............ 5,308 83,442
PBF Energy, Inc., Class A
(a)(b)
........... 11,435 148,312
PDC Energy, Inc. ................... 11,608 550,103
Peabody Energy Corp.
(a)
.............. 9,476 140,150
Penn Virginia Corp.
(a)
................ 1,979 52,780
Range Resources Corp.
(a)(b)
............ 27,958 632,690
Renewable Energy Group, Inc.
(a)
........ 5,269 264,504
REX American Resources Corp.
(a)
....... 646 51,596
Riley Exploration Permian, Inc. .......... 273 6,410
Scorpio Tankers, Inc.
(b)(e)
.............. 5,818 107,866
SFL Corp. Ltd.
(e)
................... 11,099 93,010
SM Energy Co. .................... 13,886 366,313
Southwestern Energy Co.
(a)
............ 79,761 441,876
Talos Energy, Inc.
(a)
................. 4,398 60,560
Teekay Corp.
(a)(e)
................... 8,284 30,319
Teekay Tankers Ltd., Class A
(a)(e)
......... 2,845 41,338
Tellurian, Inc.
(a)
.................... 37,809 147,833
Uranium Energy Corp.
(a)
.............. 28,312 86,352
Ur-Energy, Inc.
(a)
................... 21,583 37,123
Vine Energy, Inc., Class A
(a)
............ 2,460 40,516
W&T Offshore, Inc.
(a)
................ 12,705 47,263
Whiting Petroleum Corp.
(a)
............. 4,699 274,469
World Fuel Services Corp. ............. 7,355 247,275
12,641,486
Paper & Forest Products — 0.2%
Clearwater Paper Corp.
(a)
............. 1,927 73,862
Domtar Corp.
(a)(b)
................... 5,963 325,222
Glatfelter Corp. .................... 5,305 74,800
Neenah, Inc. ...................... 1,876 87,440
Schweitzer-Mauduit International, Inc. ..... 3,739 129,594
Verso Corp., Class A ................ 3,358 69,679
760,597
Personal Products — 0.5%
Beauty Health Co. (The), Class A
(a)
....... 10,263 266,530
BellRing Brands, Inc., Class A
(a)
......... 4,729 145,417
Edgewell Personal Care Co. ........... 6,333 229,888
elf Beauty, Inc.
(a)
................... 5,405 157,015
Honest Co., Inc. (The)
(a)
.............. 2,962 30,745
Inter Parfums , Inc. .................. 2,139 159,933
Medifast , Inc.
(b)
.................... 1,371 264,109
Nature's Sunshine Products, Inc. ........ 1,161 17,009
Nu Skin Enterprises, Inc., Class A
(b)
...... 5,929 239,947
Revlon, Inc., Class A
(a)
............... 1,015 10,262
USANA Health Sciences, Inc.
(a)
......... 1,466 135,165
Security
Shares
Shares Value
Personal Products (continued)
Veru , Inc.
(a)
....................... 6,942 $ 59,215
1,715,235
Pharmaceuticals — 1.6%
9 Meters Biopharma, Inc.
(a)
............ 25,349 32,954
Aclaris Therapeutics, Inc.
(a)
............ 5,178 93,204
Aerie Pharmaceuticals, Inc.
(a)
........... 5,049 57,559
Amneal Pharmaceuticals, Inc.
(a)
......... 10,749 57,400
Amphastar Pharmaceuticals, Inc.
(a)
....... 4,144 78,777
Ampio Pharmaceuticals, Inc.
(a)(b)
......... 22,687 37,660
Angion Biomedica Corp.
(a)(b)
............ 2,562 25,031
ANI Pharmaceuticals, Inc.
(a)
............ 1,221 40,073
Antares Pharma, Inc.
(a)
............... 18,927 68,894
Arvinas , Inc.
(a)(b)
.................... 5,097 418,872
Atea Pharmaceuticals, Inc.
(a)
........... 7,703 270,067
Athira Pharma, Inc.
(a)(b)
............... 3,847 36,085
Avalo Therapeutics, Inc.
(a)
............. 7,166 15,622
Axsome Therapeutics, Inc.
(a)
........... 3,314 109,229
BioDelivery Sciences International, Inc.
(a)
... 11,301 40,797
Cara Therapeutics, Inc.
(a)
............. 5,604 86,582
Cassava Sciences, Inc.
(a)(b)
............ 4,563 283,271
Citius Pharmaceuticals, Inc.
(a)
.......... 13,544 27,494
Collegium Pharmaceutical, Inc.
(a)
........ 4,395 86,757
Corcept Therapeutics, Inc.
(a)
........... 11,405 224,450
CorMedix , Inc.
(a)
.................... 5,051 23,487
Cymabay Therapeutics, Inc.
(a)
.......... 6,894 25,163
Cyteir Therapeutics, Inc.
(a)
............. 984 17,269
Durect Corp.
(a)
..................... 24,081 30,824
Edgewise Therapeutics, Inc.
(a)
.......... 1,472 24,435
Endo International plc
(a)
............... 28,139 91,170
Esperion Therapeutics, Inc.
(a)
........... 2,847 34,306
Evolus , Inc.
(a)
..................... 3,847 29,314
EyePoint Pharmaceuticals, Inc.
(a)
........ 2,520 26,258
Fulcrum Therapeutics, Inc.
(a)
........... 2,945 83,078
Harmony Biosciences Holdings, Inc.
(a)
..... 2,666 102,188
Ikena Oncology, Inc.
(a)
................ 1,081 13,642
Innoviva , Inc.
(a)
.................... 5,103 85,271
Intra-Cellular Therapies, Inc.
(a)
.......... 8,430 314,270
Kala Pharmaceuticals, Inc.
(a)(b)
.......... 7,157 18,751
Kaleido Biosciences, Inc.
(a)
............ 3,195 17,445
KemPharm , Inc.
(a)
.................. 3,409 31,806
Landos Biopharma, Inc.
(a)
............. 763 11,140
Marinus Pharmaceuticals, Inc.
(a)(b)
........ 4,405 50,129
Mind Medicine MindMed , Inc.
(a)
......... 38,416 89,509
NGM Biopharmaceuticals, Inc.
(a)
......... 3,780 79,456
Nuvation Bio, Inc., Class A
(a)
........... 7,851 78,039
Ocular Therapeutix , Inc.
(a)
............. 8,761 87,610
Omeros Corp.
(a)
.................... 7,096 97,854
Oramed Pharmaceuticals, Inc.
(a)(e)
........ 3,186 70,028
Pacira BioSciences , Inc.
(a)
............. 5,082 284,592
Paratek Pharmaceuticals, Inc.
(a)
......... 5,304 25,777
Phathom Pharmaceuticals, Inc.
(a)
........ 2,416 77,554
Phibro Animal Health Corp., Class A ...... 2,371 51,071
Pliant Therapeutics, Inc.
(a)
............. 2,956 49,897
Prestige Consumer Healthcare, Inc.
(a)
..... 5,914 331,835
Provention Bio, Inc.
(a)(b)
............... 6,145 39,328
Rain Therapeutics, Inc.
(a)(b)
............. 885 13,240
Reata Pharmaceuticals, Inc., Class A
(a)
.... 3,275 329,498
Relmada Therapeutics, Inc.
(a)
........... 1,548 40,573
Revance Therapeutics, Inc.
(a)
........... 8,373 233,272
Seelos Therapeutics, Inc.
(a)(b)
........... 9,043 21,794
SIGA Technologies, Inc.
(a)
............. 5,355 39,574
Supernus Pharmaceuticals, Inc.
(a)
........ 5,859 156,260
Tarsus Pharmaceuticals, Inc.
(a)(b)
......... 1,130 24,352
Terns Pharmaceuticals, Inc.
(a)
........... 1,732 18,047
TherapeuticsMD , Inc.
(a)
............... 49,642 36,805

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
Pharmaceuticals (continued)
Theravance Biopharma, Inc.
(a)
.......... 6,397 $ 47,338
Verrica Pharmaceuticals, Inc.
(a)
.......... 1,738 21,725
WaVe Life Sciences Ltd.
(a)
............. 4,026 19,727
Zogenix , Inc.
(a)
..................... 6,556 99,586
5,585,065
Professional Services — 1.7%
Acacia Research Corp.
(a)
.............. 5,266 35,756
ASGN, Inc.
(a)(b)
..................... 6,106 690,833
Barrett Business Services, Inc. .......... 891 67,948
CBIZ, Inc.
(a)
....................... 5,842 188,930
CRA International, Inc. ............... 841 83,545
Exponent, Inc. ..................... 6,112 691,573
First Advantage Corp.
(a)
............... 3,483 66,351
Forrester Research, Inc.
(a)
............. 1,251 61,624
Franklin Covey Co.
(a)
................ 1,417 57,799
GP Strategies Corp.
(a)
................ 1,345 27,842
Heidrick & Struggles International, Inc. .... 2,229 99,480
Huron Consulting Group, Inc.
(a)
.......... 2,636 137,072
ICF International, Inc. ................ 2,213 197,599
Insperity , Inc. ...................... 4,276 473,524
KBR, Inc. ........................ 16,643 655,734
Kelly Services, Inc., Class A ............ 4,184 78,994
Kforce , Inc. ....................... 2,465 147,013
Korn Ferry ....................... 6,369 460,861
ManTech International Corp., Class A
(b)
.... 3,227 244,994
Mistras Group, Inc.
(a)
................ 2,325 23,622
Resources Connection, Inc. ............ 3,476 54,851
TriNet Group, Inc.
(a)
................. 4,836 457,389
TrueBlue , Inc.
(a)
.................... 4,215 114,142
Upwork , Inc.
(a)
..................... 13,879 624,971
Willdan Group, Inc.
(a)
................ 1,339 47,655
5,790,102
Real Estate Management & Development — 0.7%
Cushman & Wakefield plc
(a)
............ 16,329 303,883
eXp World Holdings, Inc. .............. 7,404 294,457
Fathom Holdings, Inc.
(a)
.............. 624 16,661
Forestar Group, Inc.
(a)
................ 2,201 41,005
FRP Holdings, Inc.
(a)
................. 727 40,654
Kennedy-Wilson Holdings, Inc. .......... 14,326 299,700
Marcus & Millichap, Inc.
(a)
............. 2,781 112,964
Newmark Group, Inc., Class A .......... 17,493 250,325
Rafael Holdings, Inc., Class B
(a)(b)
........ 1,177 36,169
RE/MAX Holdings, Inc., Class A ......... 2,229 69,456
Realogy Holdings Corp.
(a)
............. 13,503 236,842
Redfin Corp.
(a)(b)
.................... 11,915 596,941
RMR Group, Inc. (The), Class A ......... 1,887 63,120
St. Joe Co. (The) ................... 4,023 169,368
Tejon Ranch Co.
(a)
.................. 2,243 39,836
2,571,381
Road & Rail — 0.7%
ArcBest Corp. ..................... 2,986 244,165
Avis Budget Group, Inc.
(a)
............. 5,734 668,068
Covenant Logistics Group, Inc., Class A
(a)
.. 1,391 38,461
Daseke , Inc.
(a)
..................... 4,242 39,069
Heartland Express, Inc. ............... 5,355 85,787
HyreCar , Inc.
(a)
.................... 2,091 17,774
Marten Transport Ltd. ................ 6,864 107,696
PAM Transportation Services, Inc.
(a)
...... 500 22,490
Saia, Inc.
(a)
....................... 3,121 742,892
Universal Logistics Holdings, Inc. ........ 1,108 22,249
US Xpress Enterprises, Inc., Class A
(a)
..... 2,996 25,855
Werner Enterprises, Inc. .............. 7,376 326,536
Security
Shares
Shares Value
Road & Rail (continued)
Yellow Corp.
(a)
..................... 6,005 $ 33,928
2,374,970
Semiconductors & Semiconductor Equipment — 3.0%
Alpha & Omega Semiconductor Ltd.
(a)
..... 2,339 73,374
Ambarella , Inc.
(a)
................... 4,113 640,559
Amkor Technology, Inc. ............... 12,002 299,450
Atomera , Inc.
(a)(b)
................... 2,344 54,123
Axcelis Technologies, Inc.
(a)
............ 3,783 177,914
AXT, Inc.
(a)
....................... 5,162 42,999
CEVA, Inc.
(a)
...................... 2,732 116,574
CMC Materials, Inc.
(b)
................ 3,485 429,457
Cohu , Inc.
(a)
...................... 5,717 182,601
Diodes, Inc.
(a)
..................... 5,184 469,619
DSP Group, Inc.
(a)
.................. 2,886 63,232
FormFactor , Inc.
(a)
.................. 9,011 336,381
Ichor Holdings Ltd.
(a)
................. 3,264 134,118
Impinj , Inc.
(a)
...................... 2,279 130,199
Kopin Corp.
(a)
..................... 9,257 47,488
Kulicke & Soffa Industries, Inc.
(b)(e)
........ 7,158 417,168
Lattice Semiconductor Corp.
(a)
.......... 15,973 1,032,654
MACOM Technology Solutions Holdings, Inc.
(a)
5,643 366,061
MaxLinear , Inc.
(a)
................... 8,439 415,621
Meta Materials, Inc.
(a)
................ 25,783 149,026
NeoPhotonics Corp.
(a)
................ 6,505 56,659
NVE Corp. ....................... 509 32,561
Onto Innovation, Inc.
(a)
............... 5,731 414,065
PDF Solutions, Inc.
(a)
................ 3,268 75,295
Photronics , Inc.
(a)
................... 7,092 96,664
Power Integrations, Inc. .............. 7,106 703,423
Rambus, Inc.
(a)
.................... 12,767 283,427
Semtech Corp.
(a)
................... 7,580 591,013
Silicon Laboratories, Inc.
(a)
............. 5,227 732,616
SiTime Corp.
(a)
..................... 1,532 312,788
SkyWater Technology, Inc.
(a)
........... 938 25,514
SMART Global Holdings, Inc.
(a)
.......... 2,062 91,759
SunPower Corp.
(a)
.................. 9,277 210,402
Synaptics , Inc.
(a)
................... 4,153 746,419
Ultra Clean Holdings, Inc.
(a)
............ 5,254 223,820
Veeco Instruments, Inc.
(a)
............. 5,832 129,529
10,304,572
Software — 6.4%
8x8, Inc.
(a)
........................ 12,698 297,006
A10 Networks, Inc.
(a)
................. 6,828 92,041
ACI Worldwide, Inc.
(a)
................ 13,847 425,518
Agilysys , Inc.
(a)
.................... 2,294 120,114
Alarm.com Holdings, Inc.
(a)
............ 5,511 430,905
Alkami Technology, Inc.
(a)
............. 831 20,509
Altair Engineering, Inc., Class A
(a)
........ 5,468 376,964
American Software, Inc., Class A ........ 3,885 92,269
Appfolio , Inc., Class A
(a)
.............. 2,235 269,094
Appian Corp.
(a)
.................... 4,587 424,343
Asana, Inc., Class A
(a)
................ 8,703 903,720
Avaya Holdings Corp.
(a)
............... 9,845 194,833
Benefitfocus , Inc.
(a)
.................. 2,979 33,067
Blackbaud , Inc.
(a)
................... 5,773 406,131
Blackline, Inc.
(a)(b)
................... 6,314 745,431
Bottomline Technologies DE, Inc.
(a)
....... 5,180 203,470
Box, Inc., Class A
(a)
................. 16,774 397,041
BTRS Holdings, Inc., Class A
(a)
.......... 7,616 81,034
Cerence , Inc.
(a)(b)
................... 4,413 424,133
ChannelAdvisor Corp.
(a)
.............. 3,326 83,915
Cleanspark , Inc.
(a)(b)
................. 3,905 45,259
Cloudera, Inc.
(a)
.................... 26,959 430,535
CommVault Systems, Inc.
(a)
............ 5,394 406,222

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
Software (continued)
Cornerstone OnDemand , Inc.
(a)
......... 7,413 $ 424,468
Couchbase , Inc.
(a)
.................. 1,139 35,434
CS Disco, Inc.
(a)
.................... 869 41,660
Digimarc Corp.
(a)(b)
.................. 1,488 51,247
Digital Turbine, Inc.
(a)
................ 10,686 734,663
Domo, Inc., Class B
(a)
................ 3,243 273,839
E2open Parent Holdings, Inc., Class A
(a)
... 19,098 215,807
Ebix , Inc.
(b)
....................... 3,026 81,490
eGain Corp.
(a)
..................... 2,735 27,897
Envestnet , Inc.
(a)(b)
.................. 6,439 516,665
EverCommerce , Inc.
(a)
............... 1,956 32,254
GTY Technology Holdings, Inc.
(a)
........ 3,839 28,869
Instructure Holdings, Inc.
(a)(b)
........... 1,410 31,852
Intapp , Inc.
(a)
...................... 1,185 30,526
Intelligent Systems Corp.
(a)(b)
........... 947 38,458
InterDigital , Inc. .................... 3,709 251,544
j2 Global, Inc.
(a)
.................... 5,115 698,811
JFrog Ltd.
(a)(b)(e)
.................... 6,156 206,226
Kaltura , Inc.
(a)
..................... 2,049 21,084
LivePerson , Inc.
(a)
.................. 7,718 454,976
Marathon Digital Holdings, Inc.
(a)
......... 11,387 359,601
MeridianLink , Inc.
(a)
................. 1,489 33,294
MicroStrategy , Inc., Class A
(a)
........... 919 531,550
Mimecast Ltd.
(a)
.................... 7,121 452,896
Mitek Systems, Inc.
(a)
................ 5,055 93,518
Model N, Inc.
(a)
.................... 4,086 136,881
Momentive Global, Inc.
(a)
.............. 15,114 296,234
ON24, Inc.
(a)
...................... 3,165 63,110
OneSpan , Inc.
(a)
.................... 4,331 81,336
PagerDuty , Inc.
(a)
................... 9,398 389,265
Ping Identity Holding Corp.
(a)
........... 5,197 127,690
Progress Software Corp. .............. 5,238 257,657
PROS Holdings, Inc.
(a)
............... 4,768 169,169
Q2 Holdings, Inc.
(a)
.................. 6,435 515,701
QAD, Inc., Class A .................. 1,422 124,269
Qualys , Inc.
(a)
..................... 3,979 442,823
Rapid7, Inc.
(a)
..................... 6,541 739,264
Rekor Systems, Inc.
(a)
................ 3,743 43,007
Rimini Street, Inc.
(a)
................. 5,231 50,479
Riot Blockchain , Inc.
(a)
................ 10,057 258,465
Sailpoint Technologies Holdings, Inc.
(a)
.... 10,796 462,933
Sapiens International Corp. NV
(e)
........ 3,805 109,508
SecureWorks Corp., Class A
(a)
.......... 1,142 22,703
ShotSpotter, Inc.
(a)(b)
................. 1,098 39,934
Smith Micro Software, Inc.
(a)(b)
.......... 6,282 30,405
Sprout Social, Inc., Class A
(a)
........... 5,270 642,677
SPS Commerce, Inc.
(a)(b)
.............. 4,231 682,503
Sumo Logic, Inc.
(a)
.................. 9,732 156,880
Telos Corp.
(a)
...................... 4,698 133,517
Tenable Holdings, Inc.
(a)
.............. 10,600 489,084
Upland Software, Inc.
(a)
............... 3,315 110,854
Varonis Systems, Inc.
(a)(b)
.............. 12,464 758,434
Verint Systems, Inc.
(a)
................ 7,686 344,256
Veritone , Inc.
(a)
.................... 3,243 77,475
Viant Technology, Inc., Class A
(a)
......... 1,507 18,416
VirnetX Holding Corp.
(a)
............... 8,488 33,273
Vonage Holdings Corp.
(a)
.............. 28,274 455,777
Workiva , Inc.
(a)(b)
................... 5,028 708,747
Xperi Holding Corp.
(b)
................ 12,320 232,109
Yext , Inc.
(a)
....................... 13,171 158,447
Zix Corp.
(a)(b)
...................... 5,800 41,006
Zuora , Inc., Class A
(a)
................ 12,371 205,111
22,181,582
Security
Shares
Shares Value
Specialty Retail — 2.5%
Aaron's Co., Inc. (The) ............... 4,046 $ 111,427
Abercrombie & Fitch Co., Class A
(a)
....... 7,319 275,414
Academy Sports & Outdoors, Inc.
(a)
....... 9,244 369,945
American Eagle Outfitters, Inc.
(b)
......... 17,913 462,155
America's Car-Mart, Inc.
(a)(b)
............ 761 88,870
Arko Corp.
(a)
...................... 14,208 143,501
Asbury Automotive Group, Inc.
(a)
......... 2,309 454,273
Barnes & Noble Education, Inc.
(a)
........ 4,584 45,794
Bed Bath & Beyond, Inc.
(a)(b)
............ 12,373 213,744
Big 5 Sporting Goods Corp. ............ 2,483 57,208
Boot Barn Holdings, Inc.
(a)(b)
............ 3,428 304,646
Buckle, Inc. (The)
(b)
................. 3,443 136,308
Caleres , Inc. ...................... 4,338 96,390
Camping World Holdings, Inc., Class A
(b)
... 5,092 197,926
CarLotz , Inc., Class A
(a)(b)
.............. 5,185 19,755
Cato Corp. (The), Class A ............. 2,162 35,759
Chico's FAS, Inc.
(a)
.................. 13,392 60,130
Children's Place, Inc. (The)
(a)(b)
.......... 1,627 122,448
Citi Trends, Inc.
(a)
................... 1,025 74,784
Conn's, Inc.
(a)
..................... 2,008 45,843
Container Store Group, Inc. (The)
(a)
....... 3,854 36,690
Designer Brands, Inc., Class A
(a)
......... 7,171 99,892
Genesco, Inc.
(a)
.................... 1,725 99,584
Group 1 Automotive, Inc. .............. 2,069 388,724
GrowGeneration Corp.
(a)
.............. 6,453 159,195
Guess?, Inc. ...................... 4,884 102,613
Haverty Furniture Cos., Inc. ............ 2,098 70,724
Hibbett, Inc. ...................... 1,907 134,901
JOANN, Inc. ...................... 1,384 15,418
Kirkland's, Inc.
(a)
................... 1,671 32,100
Lazydays Holdings, Inc.
(a)
............. 876 18,694
Lumber Liquidators Holdings, Inc.
(a)
....... 3,195 59,683
MarineMax , Inc.
(a)
................... 2,482 120,427
Monro , Inc. ....................... 3,871 222,621
Murphy USA, Inc. .................. 2,846 476,022
National Vision Holdings, Inc.
(a)
......... 9,607 545,389
ODP Corp. (The)
(a)
.................. 5,590 224,494
OneWater Marine, Inc., Class A ......... 1,285 51,670
Party City Holdco, Inc.
(a)(b)
............. 13,183 93,599
Rent-A-Center, Inc. ................. 7,690 432,255
Sally Beauty Holdings, Inc.
(a)
........... 13,445 226,548
Shift Technologies, Inc., Class A
(a)(b)
....... 7,403 51,377
Shoe Carnival, Inc. .................. 1,966 63,738
Signet Jewelers Ltd. ................. 6,086 480,551
Sleep Number Corp.
(a)
............... 2,719 254,172
Sonic Automotive, Inc., Class A ......... 2,611 137,182
Sportsman's Warehouse Holdings, Inc.
(a)
... 5,364 94,406
Tilly's, Inc., Class A ................. 2,985 41,820
Torrid Holdings, Inc.
(a)
................ 1,502 23,176
TravelCenters of America, Inc.
(a)
......... 1,489 74,137
Urban Outfitters, Inc.
(a)
............... 8,184 242,983
Winmark Corp. .................... 394 84,722
Zumiez , Inc.
(a)
..................... 2,664 105,921
8,581,748
Technology Hardware, Storage & Peripherals — 0.3%
(a)
3D Systems Corp. .................. 14,135 389,702
Avid Technology, Inc. ................ 4,457 128,896
Corsair Gaming, Inc.
(b)
............... 3,265 84,661
Diebold Nixdorf, Inc. ................. 8,877 89,747
Eastman Kodak Co. ................. 5,352 36,447
Quantum Corp. .................... 6,829 35,374
Super Micro Computer, Inc. ............ 5,038 184,240
Turtle Beach Corp. .................. 1,864 51,857
1,000,924

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods — 0.8%
Crocs, Inc.
(a)
...................... 7,271 $ 1,043,243
Fossil Group, Inc.
(a)
................. 5,744 68,066
G-III Apparel Group Ltd.
(a)
............. 5,206 147,330
Kontoor Brands, Inc. ................. 6,188 309,090
Movado Group, Inc. ................. 1,757 55,328
Oxford Industries, Inc. ............... 1,913 172,495
PLBY Group, Inc.
(a)
.................. 2,773 65,360
Rocky Brands, Inc. .................. 726 34,565
Steven Madden Ltd. ................. 9,786 393,006
Superior Group of Cos., Inc. ........... 1,400 32,606
Unifi, Inc.
(a)
....................... 1,745 38,268
Vera Bradley, Inc.
(a)
................. 2,825 26,583
Wolverine World Wide, Inc. ............ 9,682 288,911
2,674,851
Thrifts & Mortgage Finance — 1.6%
Axos Financial, Inc.
(a)
................ 6,807 350,833
Blue Foundry Bancorp
(a)(b)
............. 3,298 45,479
Bridgewater Bancshares, Inc.
(a)
......... 2,423 42,427
Capitol Federal Financial, Inc. .......... 15,065 173,097
Columbia Financial, Inc.
(a)
............. 4,789 88,596
Essent Group Ltd. .................. 13,031 573,494
Federal Agricultural Mortgage Corp., Class C 1,076 116,768
Finance of America Cos., Inc., Class A
(a)(b)
.. 3,983 19,716
Flagstar Bancorp, Inc. ............... 6,218 315,750
FS Bancorp, Inc. ................... 986 34,125
Hingham Institution For Savings (The) ..... 187 62,963
Home Bancorp, Inc. ................. 1,018 39,376
Home Point Capital, Inc.
(b)
............. 965 3,976
HomeStreet , Inc. ................... 2,277 93,699
Kearny Financial Corp. ............... 8,250 102,548
Luther Burbank Corp. ................ 1,727 23,159
Merchants Bancorp ................. 1,327 52,377
Meridian Bancorp, Inc. ............... 5,497 114,118
Meta Financial Group, Inc. ............. 3,682 193,231
Mr Cooper Group, Inc.
(a)
.............. 8,463 348,422
NMI Holdings, Inc., Class A
(a)
........... 10,038 226,959
Northfield Bancorp, Inc. .............. 5,107 87,636
Northwest Bancshares, Inc. ............ 14,187 188,403
Ocwen Financial Corp.
(a)
.............. 975 27,427
PCSB Financial Corp. ................ 1,491 27,494
PennyMac Financial Services, Inc. ....... 3,865 236,267
Pioneer Bancorp, Inc.
(a)(b)
.............. 1,483 18,745
Premier Financial Corp. .............. 4,296 136,785
Provident Bancorp, Inc. ............... 2,076 33,258
Provident Financial Services, Inc. ........ 8,845 207,592
Radian Group, Inc. .................. 21,947 498,636
Southern Missouri Bancorp, Inc. ......... 813 36,496
TrustCo Bank Corp. ................. 2,175 69,535
Velocity Financial, Inc.
(a)
.............. 1,023 13,463
Walker & Dunlop, Inc. ................ 3,429 389,191
Washington Federal, Inc. .............. 7,972 273,519
Waterstone Financial, Inc. ............. 2,447 50,139
WSFS Financial Corp. ............... 5,608 287,746
5,603,445
Tobacco — 0.1%
22nd Century Group, Inc.
(a)(b)
........... 18,009 53,307
Turning Point Brands, Inc. ............. 1,769 84,470
Universal Corp. .................... 2,740 132,424
Vector Group Ltd. .................. 17,358 221,314
491,515
Trading Companies & Distributors — 1.4%
Alta Equipment Group, Inc.
(a)
........... 2,288 31,414
Applied Industrial Technologies, Inc. ...... 4,630 417,302
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
Beacon Roofing Supply, Inc.
(a)
.......... 6,568 $ 313,688
BlueLinx Holdings, Inc.
(a)
.............. 1,070 52,302
Boise Cascade Co. ................. 4,622 249,496
CAI International, Inc. ................ 2,015 112,659
Custom Truck One Source, Inc.
(a)
........ 5,439 50,746
DXP Enterprises, Inc.
(a)
............... 2,225 65,793
EVI Industries, Inc.
(a)
................. 587 15,966
GATX Corp.
(b)
..................... 4,185 374,809
Global Industrial Co.
(b)
................ 1,489 56,418
GMS, Inc.
(a)
....................... 5,021 219,920
H&E Equipment Services, Inc. .......... 3,900 135,369
Herc Holdings, Inc.
(a)
................ 2,937 480,082
Karat Packaging, Inc.
(a)
............... 547 11,503
Lawson Products, Inc.
(a)
.............. 584 29,206
McGrath RentCorp .................. 2,803 201,676
MRC Global, Inc.
(a)
.................. 10,022 73,561
NOW, Inc.
(a)
...................... 12,490 95,549
Rush Enterprises, Inc., Class A
(b)
........ 5,017 226,568
Rush Enterprises, Inc., Class B ......... 853 39,042
Textainer Group Holdings Ltd.
(a)(b)(e)
....... 5,717 199,580
Titan Machinery, Inc.
(a)
............... 2,475 64,127
Transcat , Inc.
(a)
.................... 853 55,001
Triton International Ltd.
(e)
.............. 7,758 403,726
Veritiv Corp.
(a)
..................... 1,697 151,983
WESCO International, Inc.
(a)
........... 5,219 601,855
Willis Lease Finance Corp.
(a)
........... 394 14,653
4,743,994
Water Utilities — 0.4%
American States Water Co. ............ 4,400 376,288
Artesian Resources Corp., Class A ....... 1,099 41,949
Cadiz, Inc.
(a)
...................... 2,492 17,544
California Water Service Group ......... 6,100 359,473
Global Water Resources, Inc. ........... 1,617 30,270
Middlesex Water Co. ................ 2,039 209,569
Pure Cycle Corp.
(a)
.................. 1,885 25,089
SJW Group ....................... 3,339 220,574
York Water Co. (The) ................ 1,480 64,646
1,345,402
Wireless Telecommunication Services — 0.2%
Gogo , Inc.
(a)
...................... 7,126 123,280
Shenandoah Telecommunications Co. ..... 5,764 182,027
Telephone & Data Systems, Inc. ......... 12,055 235,073
United States Cellular Corp.
(a)
.......... 1,824 58,167
598,547
Total Common Stocks — 99.4%
(Cost: $244,817,160) ............................. 344,865,230
Par (000)
Par (000)
Corporate Bonds — 0.0%
Capital Markets — 0.0%
GAMCO Investors, Inc., 4.00%, 06/15/23
(g)
. USD 1 995
Total Corporate Bonds — 0.0%
(Cost: $1,000) ................................. 995

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
Investment Companies — 0.0%
Ferroglobe Representation & Warranty
Insurance Trust - Beneficial Interest Units
(e)(h)
10,979 $ —
Total Investment Companies — 0.0%
(Cost: $—) .................................... —
Rights — 0.0%
Biotechnology — 0.0%
(a)(h)
Contra Aduro Biotech I ............... 1,703 5,109
Oncternal Therapeutics, Inc., CVR ....... 105 108
5,217
Total Rights — 0.0%
(Cost: $5,109) ................................. 5,217
Warrants — 0.0%
Energy Equipment & Services — 0.0%
Nabors Industries Ltd. (Issued/exercisable
06/11/21, 1 share for 1 warrant, Expires
06/11/26, Strike Price USD 166.67)
(a)
... 346 2,021
Total Warrants — 0.0% ............................. 2,021
Total Long-Term Investments — 99.4%
(Cost: $244,823,269) ............................. 344,873,463
Security
Shares
Shares Value
Short-Term Securities — 8.7%
(i)(j)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01% ................... 2,076,812 $ 2,076,812
SL Liquidity Series, LLC, Money Market Series,
0.13%
(k)
....................... 28,149,529 28,157,973
Total Short-Term Securities — 8.7%
(Cost: $30,234,785) .............................. 30,234,785
Total Investments — 108.1%
(Cost: $275,058,054 ) ............................. 375,108,248
Liabilities in Excess of Other Assets — (8.1)% ............ (28,050,826)
Net Assets — 100.0% .............................. $ 347,057,422
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $69,361, representing less than 0.05% of its net assets as of period end, and an original cost of $79,814.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
U.S. dollar denominated security issued by foreign domiciled entity.
(f)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(g)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(i)
Affiliate of the Fund.
(j)
Annualized 7-day yield as of period end.
(k)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/21
Shares
Held at
09/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 3,838,753 $ — $ (1,761,941) $ — $ — $ 2,076,812 2,076,812 $ 342 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 26,267,552 1,890,223 — 156 42 28,157,973 28,149,529 90,201
(b)
—
$ 156 $ 42 $ 30,234,785 $ 90,543 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Small Cap Index V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 22 12/17/21 $ 2,421 $ (14,053)
Glossary of Terms Used in this Report
Portfolio Abbreviations
CVR Contingent Value Rights
REIT Real Estate Investment Trust

BlackRock Small Cap Index V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks ......................................... $ 344,865,230 $ — $ — $ 344,865,230
Corporate Bonds ........................................ — 995 — 995
Investment Companies .................................... — — — —
Rights ................................................ — — 5,217 5,217
Warrants .............................................. 2,021 — — 2,021
Short-Term Securities ....................................... 2,076,812 — — 2,076,812
$ 346,944,063 $ 995 $ 5,217 $ 346,950,275
Investme nts Valued at NAV
(a)
...................................... 28,157,973
$ —
$ 375,108,248
$ —
Derivative Financial Instruments
(b)
Liabilities:
Equity contracts ........................................... $ (14,053) $ — $ — $ (14,053)
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.